UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-23147
                                                    -----------

                     First Trust Exchange-Traded Fund VIII
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                       Date of fiscal year end: August 31
                                                ---------

                  Date of reporting period:   May 31, 2018
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

PORTFOLIO OF INVESTMENTS
MAY 31, 2018 (UNAUDITED)

SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             CLOSED-END FUNDS -- 96.8%
             CAPITAL MARKETS -- 96.8%
     48,015  Advent Claymore Convertible
                Securities and Income Fund              $    737,030
     31,056  AllianzGI Convertible & Income 2024
                Target                                       288,510
     71,429  Ares Dynamic Credit Allocation Fund,
                Inc.                                       1,173,578
     40,132  Barings Global Short Duration High
                Yield Fund                                   748,462
     30,959  BlackRock Multi-Sector Income Trust             531,566
     71,055  BlackRock Science & Technology Trust          2,401,660
     45,808  Blackstone / GSO Strategic Credit
                Fund                                         724,224
     57,778  Cohen & Steers Infrastructure Fund,
                Inc.                                       1,294,227
     71,954  Cohen & Steers REIT and Preferred
                Income Fund, Inc.                          1,361,370
     73,456  DoubleLine Income Solutions Fund              1,469,855
     51,457  Eaton Vance Short Duration
                Diversified Income Fund                      679,747
     61,179  Eaton Vance Tax-Advantaged Dividend
                Income Fund                                1,388,763
     83,756  Eaton Vance Tax-Advantaged Global
                Dividend Income Fund                       1,417,152
     40,605  Eaton Vance Tax-Advantaged Global
                Dividend Opportunities Fund                1,024,870
     34,693  Franklin Limited Duration Income
                Trust                                        383,358
     54,827  Gabelli Dividend & Income Trust (The)         1,225,383
     21,481  General American Investors Co., Inc.            734,435
     52,411  John Hancock Tax-Advantaged Dividend
                Income Fund                                1,196,543
     95,655  KKR Income Opportunities Fund                 1,545,785
     15,558  Lazard Global Total Return and
                Income Fund, Inc.                            286,267
     41,335  Macquarie Global Infrastructure
                Total Return Fund, Inc.                      930,038
     14,711  Morgan Stanley China A Share Fund,
                Inc.                                         399,551
     82,619  Nuveen Credit Strategies Income Fund            668,388
     76,062  Nuveen Diversified Dividend & Income
                 Fund                                        928,717
     70,376  Nuveen Preferred & Income
                Opportunities Fund                           690,389
     34,228  Nuveen Real Asset Income and Growth
                 Fund                                        557,916
     14,294  Nuveen Short Duration Credit
                Opportunities Fund                           244,427
     47,877  Nuveen Tax-Advantaged Dividend
                Growth Fund                                  801,461


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             CLOSED-END FUNDS (CONTINUED)
             CAPITAL MARKETS (CONTINUED)
     81,785  PGIM Global Short Duration High
                Yield Fund, Inc.                        $  1,126,179
     69,463  PIMCO Dynamic Credit and Mortgage
                Income Fund                                1,638,632
     11,224  PIMCO Income Opportunity Fund                   309,670
     40,225  Principal Real Estate Income Fund               688,250
     20,005  Royce Micro-Cap Trust, Inc.                     202,651
     24,047  Royce Value Trust, Inc.                         389,080
     19,199  Source Capital, Inc.                            763,352
     42,494  Stone Harbor Emerging Markets Total
                Income Fund                                  570,269
     36,111  Tekla Healthcare Investors                      767,720
     63,877  Tekla Healthcare Opportunities Fund           1,069,940
     33,940  Templeton Emerging Markets Fund                 519,282
     15,873  Tortoise Pipeline & Energy Fund, Inc.           275,555
     34,089  Tortoise Power and Energy
                Infrastructure Fund, Inc.                    649,055
     33,075  Tri-Continental Corp.                           892,033
     68,545  Western Asset Emerging Markets Debt
                Fund, Inc.                                   930,156
     15,882  Western Asset Variable Rate
                Strategic Fund, Inc.                         270,550
                                                        ------------
             TOTAL CLOSED-END FUNDS -- 96.8%              36,896,046
             (Cost $36,132,545)                         ------------

             MONEY MARKET FUNDS -- 2.9%
  1,123,584  Morgan Stanley Institutional
               Liquidity Funds - Treasury
               Portfolio - Institutional Class -
               1.61% (a)                                   1,123,584
             (Cost $1,123,584)                          ------------

             TOTAL INVESTMENTS -- 99.7%                   38,019,630
             (Cost $37,256,129) (b)
             NET OTHER ASSETS AND                             98,657
                LIABILITIES -- 0.3%                     ------------
             NET ASSETS -- 100.0%                       $ 38,118,287
                                                        ============


(a)   Rate shown reflects yield as of May 31, 2018.

(b) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,475,940 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $712,439. The net unrealized appreciation was $763,501.


                     See Notes to Portfolio of Investments

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

MAY 31, 2018 (UNAUDITED)


-------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of May 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                         LEVEL 1       LEVEL 2       LEVEL 3
                      ----------------------------------------
Closed-End Funds*     $36,896,046    $       --    $        --
Money Market Funds      1,123,584            --             --
--------------------------------------------------------------
Total Investments     $38,019,630    $       --    $        --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at May 31, 2018.


                     See Notes to Portfolio of Investments

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

PORTFOLIO OF INVESTMENTS
MAY 31, 2018 (UNAUDITED)


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             CLOSED-END FUNDS -- 83.7%
             CAPITAL MARKETS -- 83.7%
      9,361  BlackRock Florida Municipal 2020 Term      $    133,769
                Trust
      9,611  BlackRock Investment Quality
                Municipal Trust, Inc.                        133,593
     39,088  BlackRock Long-Term Municipal
                Advantage Trust                              442,867
     40,206  BlackRock Muni Intermediate Duration
                Fund, Inc.                                   529,111
     21,054  BlackRock Municipal 2018 Term Trust             315,389
     31,110  BlackRock Municipal 2030 Target Term
                Trust                                        670,108
     19,338  BlackRock Municipal Income Investment
                Quality Trust                                269,378
     14,906  BlackRock Municipal Income Trust                192,436
     19,051  BlackRock Municipal Income Trust II             269,572
     15,693  BlackRock MuniHoldings Investment
                Quality Fund                                 203,381
     13,444  BlackRock MuniHoldings Quality Fund,
                Inc.                                         168,319
     31,531  BlackRock MuniYield Quality Fund II,
                Inc.                                         381,525
     39,495  BlackRock MuniYield Quality Fund III,
                Inc.                                         498,427
     17,121  DTF Tax-Free Income, Inc.                       227,024
     21,255  Eaton Vance Municipal Income 2028
                Term Trust                                   412,985
     15,361  Eaton Vance National Municipal
                Opportunities Trust                          312,750
     21,841  Invesco Municipal Trust                         259,253
      8,258  Invesco Pennsylvania Value Municipal
                Income Trust                                  98,188
     30,912  Invesco Quality Municipal Income
                Trust                                        370,635
     21,166  Invesco Trust for Investment Grade
                Municipals                                   267,115
     21,975  MainStay MacKay DefinedTerm Municipal
                Opportunities Fund                           426,535
     24,346  Neuberger Berman Intermediate
                Municipal Fund, Inc.                         334,758
     24,163  Nuveen AMT-Free Municipal Credit
                Income Fund                                  364,861
     20,586  Nuveen AMT-Free Quality Municipal
                Income Fund                                  268,441
     32,835  Nuveen Enhanced Municipal Value Fund            451,810
     43,050  Nuveen Intermediate Duration
                Municipal Term Fund                          540,922
     11,011  Nuveen Intermediate Duration Quality
                Municipal Term Fund                          137,858
     40,809  Nuveen Municipal 2021 Target Term
                Fund                                         385,237
     27,912  Nuveen Municipal Credit Income Fund             406,120
     56,685  Nuveen Municipal Value Fund, Inc.               540,775


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             CLOSED-END FUNDS (CONTINUED)
             CAPITAL MARKETS (CONTINUED)
     20,113  Nuveen Quality Municipal Income Fund       $    266,900
      7,149  Nuveen Select Tax-Free Income
                Portfolio                                    100,944
     21,886  Western Asset Intermediate Muni Fund,
                Inc.                                         190,627
      7,601  Western Asset Municipal Defined
                Opportunity Trust, Inc.                      160,989
      9,551  Western Asset Municipal High Income
                Fund, Inc.                                    70,964
     32,371  Western Asset Municipal Partners
                Fund, Inc.                                   457,694
                                                        ------------
             TOTAL CLOSED-END FUNDS -- 83.7%              11,261,260
             (Cost $11,836,927)                         ------------

             EXCHANGE-TRADED FUNDS -- 11.3%
             CAPITAL MARKETS -- 11.3%
     10,981  PIMCO Intermediate Municipal Bond
                Active Exchange-Traded Fund                  580,785
     11,940  PIMCO Short Term Municipal Bond
                Active Exchange-Traded Fund                  595,687
     10,856  VanEck Vectors High-Yield Municipal
                Index ETF                                    341,638
                                                        ------------
             TOTAL EXCHANGE-TRADED FUNDS
                -- 11.3%                                   1,518,110
             (Cost $1,519,530)                          ------------

             TOTAL INVESTMENTS -- 95.0%                   12,779,370
             (Cost $13,356,457) (a)
             NET OTHER ASSETS AND
             LIABILITIES -- 5.0%                             676,513
                                                        ------------
             NET ASSETS -- 100.0%                       $ 13,455,883
                                                        ============


(a) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,353 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $588,440. The net unrealized depreciation was $577,087.


                     See Notes to Portfolio of Investments

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

MAY 31, 2018 (UNAUDITED)


------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of May 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1       LEVEL 2       LEVEL 3
                     ---------------------------------------
Closed-End Funds*    $11,261,260     $      --     $      --
Exchange-Traded
  Funds*               1,518,110            --            --
                     ---------------------------------------
Total Investments    $12,779,370     $      --     $      --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at May 31, 2018.


                     See Notes to Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND VIII (FCEF and MCEF)
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2018 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the two funds listed below (each a "Fund" and collectively, the "Funds"). The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

   First Trust CEF Income Opportunity ETF - (Nasdaq ticker "FCEF")
   First Trust Municipal CEF Income Opportunity ETF - (Nasdaq ticker "MCEF")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

FIRST TRUST EXCHANGE-TRADED FUND VIII (FCEF and MCEF)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


      1)  the type of security;
      2)  the size of the holding;
      3)  the initial cost of the security;
      4)  transactions in comparable securities;
      5)  price quotes from dealers and/or third-party pricing services;
      6)  relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)  an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of May 31, 2018, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

EQUITYCOMPASS RISK MANAGER ETF (ERM)

PORTFOLIO OF INVESTMENTS
MAY 31, 2018 (UNAUDITED)


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS -- 99.7%
             AEROSPACE & DEFENSE -- 3.4%
        525  Boeing (The) Co.                           $    184,884
        869  General Dynamics Corp.                          175,286
        557  Lockheed Martin Corp.                           175,199
        849  Raytheon Co.                                    177,866
      1,448  United Technologies Corp.                       180,739
                                                        ------------
                                                             893,974
                                                        ------------
             AIR FREIGHT & LOGISTICS -- 1.3%
        712  FedEx Corp.                                     177,374
      1,544  United Parcel Service, Inc., Class B            179,289
                                                        ------------
                                                             356,663
                                                        ------------
             AUTOMOBILES -- 1.4%
     15,389  Ford Motor Co.                                  177,743
      4,722  General Motors Co.                              201,629
                                                        ------------
                                                             379,372
                                                        ------------
             BANKS -- 3.9%
      5,748  Bank of America Corp.                           166,922
      2,506  Citigroup, Inc.                                 167,125
      1,579  JPMorgan Chase & Co.                            168,969
      9,357  People's United Financial, Inc.                 172,262
      3,419  U.S. Bancorp                                    170,916
      3,279  Wells Fargo & Co.                               177,033
                                                        ------------
                                                           1,023,227
                                                        ------------
             BEVERAGES -- 1.3%
      4,095  Coca-Cola (The) Co.                             176,085
      1,773  PepsiCo, Inc.                                   177,743
                                                        ------------
                                                             353,828
                                                        ------------
             BIOTECHNOLOGY -- 3.3%
      1,713  AbbVie, Inc.                                    169,484
      1,015  Amgen, Inc.                                     182,314
        630  Biogen, Inc. (a)                                185,195
      1,974  Celgene Corp. (a)                               155,315
      2,570  Gilead Sciences, Inc.                           173,218
                                                        ------------
                                                             865,526
                                                        ------------
             CAPITAL MARKETS -- 2.6%
      3,183  Bank of New York Mellon (The) Corp.             174,269
        332  BlackRock, Inc.                                 177,364
        728  Goldman Sachs Group (The), Inc.                 164,441
      3,296  Morgan Stanley                                  165,262
                                                        ------------
                                                             681,336
                                                        ------------
             CHEMICALS -- 3.3%
      1,747  Albemarle Corp.                                 163,292
      4,380  CF Industries Holdings, Inc.                    180,193
      2,729  DowDuPont, Inc.                                 174,956
      1,380  Monsanto Co.                                    175,895
      6,334  Mosaic (The) Co.                                174,122
                                                        ------------
                                                             868,458
                                                        ------------

SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMERCIAL SERVICES & SUPPLIES -- 0.7%
      2,901  Stericycle, Inc. (a)                       $    184,214
                                                        ------------
             COMMUNICATIONS EQUIPMENT -- 1.3%
      3,907  Cisco Systems, Inc.                             166,868
      1,039  F5 Networks, Inc. (a)                           179,861
                                                        ------------
                                                             346,729
                                                        ------------
             CONSTRUCTION & ENGINEERING -- 0.7%
      5,229  Quanta Services, Inc. (a)                       188,296
                                                        ------------
             CONSUMER FINANCE -- 2.0%
      1,742  American Express Co.                            171,238
      1,915  Capital One Financial Corp.                     180,010
     12,986  Navient Corp.                                   179,337
                                                        ------------
                                                             530,585
                                                        ------------
             CONTAINERS & PACKAGING -- 1.3%
      1,655  Avery Dennison Corp.                            173,824
      3,930  Sealed Air Corp.                                171,191
                                                        ------------
                                                             345,015
                                                        ------------
             DIVERSIFIED CONSUMER SERVICES -- 0.7%
      6,411  H&R Block, Inc.                                 175,982
                                                        ------------
             DIVERSIFIED FINANCIAL SERVICES -- 1.2%
        887  Berkshire Hathaway, Inc., Class B (a)           169,887
      7,132  Jefferies Financial Group, Inc.                 156,048
                                                        ------------
                                                             325,935
                                                        ------------
             DIVERSIFIED TELECOMMUNICATION
             SERVICES -- 1.3%
      5,343  AT&T, Inc.                                      172,686
      3,587  Verizon Communications, Inc.                    170,992
                                                        ------------
                                                             343,678
                                                        ------------
             ELECTRIC UTILITIES -- 3.9%
      4,019  Alliant Energy Corp.                            166,467
      2,158  Duke Energy Corp.                               166,511
      4,274  Exelon Corp.                                    176,901
      1,055  NextEra Energy, Inc.                            174,930
      2,176  Pinnacle West Capital Corp.                     173,231
      3,751  Southern (The) Co.                              168,420
                                                        ------------
                                                           1,026,460
                                                        ------------
             ELECTRICAL EQUIPMENT -- 1.4%
      1,515  Acuity Brands, Inc.                             179,149
      2,523  Emerson Electric Co.                            178,729
                                                        ------------
                                                             357,878
                                                        ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
             COMPONENTS -- 0.7%
      3,206  FLIR Systems, Inc.                              172,803
                                                        ------------


                     See Notes to Portfolio of Investments

EQUITYCOMPASS RISK MANAGER ETF (ERM)

MAY 31, 2018 (UNAUDITED)


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES -- 1.9%
      3,260  Halliburton Co.                            $    162,152
      2,484  Helmerich & Payne, Inc.                         164,888
      2,513  Schlumberger Ltd.                               172,568
                                                        ------------
                                                             499,608
                                                        ------------
             EQUITY REAL ESTATE INVESTMENT TRUSTS
               -- 4.0%
      4,242  Apartment Investment & Management
                Co., Class A                                 173,201
      1,486  Federal Realty Investment Trust                 176,670
      5,061  Iron Mountain, Inc.                             168,481
     11,919  Kimco Realty Corp.                              184,268
      1,089  Simon Property Group, Inc.                      174,480
      1,774  SL Green Realty Corp.                           173,000
                                                        ------------
                                                           1,050,100
                                                        ------------
             FOOD & STAPLES RETAILING -- 1.9%
        887  Costco Wholesale Corp.                          175,839
      2,706  Walgreens Boots Alliance, Inc.                  168,827
      1,989  Walmart, Inc.                                   164,172
                                                        ------------
                                                             508,838
                                                        ------------
             FOOD PRODUCTS -- 3.2%
      4,323  Campbell Soup Co.                               145,426
      1,513  J.M. Smucker (The) Co.                          162,648
      3,165  Kraft Heinz (The) Co.                           181,924
      1,682  McCormick & Co., Inc.                           169,882
      4,556  Mondelez International, Inc., Class A  1         78,914
                                                        ------------
                                                             838,794
                                                        ------------
             HEALTH CARE EQUIPMENT & SUPPLIES --  3.3%
      2,964  Abbott Laboratories                             182,375
      1,719  Danaher Corp.                                   170,662
      4,348  Hologic, Inc. (a)                               164,746
      2,147  Medtronic PLC                                   185,329
      1,482  Varian Medical Systems, Inc. (a)                174,683
                                                        ------------
                                                             877,795
                                                        ------------
             HEALTH CARE PROVIDERS & SERVICES --  2.5%
      2,608  CVS Health Corp.                                165,321
      2,253  Henry Schein, Inc. (a)                          155,907
        733  UnitedHealth Group, Inc.                        177,027
      1,462  Universal Health Services, Inc., Class B        168,101
                                                        ------------
                                                             666,356
                                                        ------------
             HOTELS, RESTAURANTS & LEISURE -- 1.3%
      1,065  McDonald's Corp.                                170,410
      3,028  Starbucks Corp.                                 171,597
                                                        ------------
                                                             342,007
                                                        ------------

SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOUSEHOLD DURABLES -- 0.7%
      4,220  Leggett & Platt, Inc.                      $    174,286
                                                        ------------
             HOUSEHOLD PRODUCTS -- 2.0%
      3,738  Church & Dwight Co., Inc.                       175,499
      2,701  Colgate-Palmolive Co.                           170,406
      2,422  Procter & Gamble (The) Co.                      177,218
                                                        ------------
                                                             523,123
                                                        ------------
             INDEPENDENT POWER AND RENEWABLE
               ELECTRICITY PRODUCERS -- 1.4%
     14,088  AES (The) Corp.                                 179,622
      5,643  NRG Energy, Inc.                                193,160
                                                        ------------
                                                             372,782
                                                        ------------
             INDUSTRIAL CONGLOMERATES -- 2.0%
        882  3M Co.                                          173,957
     12,060  General Electric Co.                            169,805
      1,198  Honeywell International, Inc.                   177,196
                                                        ------------
                                                             520,958
                                                        ------------
             INSURANCE -- 3.2%
      1,804  Allstate (The) Corp.                            168,638
      3,141  American International Group, Inc.              165,814
      1,917  Assurant, Inc.                                  178,952
      3,529  Brighthouse Financial, Inc. (a)                 166,251
      3,783  MetLife, Inc.                                   173,980
                                                        ------------
                                                             853,635
                                                        ------------
             INTERNET & DIRECT MARKETING RETAIL -- 2.2%
        109  Amazon.com, Inc. (a)                            177,628
         80  Booking Holdings, Inc. (a)                      168,714
      4,483  TripAdvisor, Inc. (a)                           233,744
                                                        ------------
                                                             580,086
                                                        ------------
             INTERNET SOFTWARE & SERVICES -- 1.4%
        166  Alphabet, Inc., Class A (a)                     182,600
        977  Facebook, Inc., Class A (a)                     187,369
                                                        ------------
                                                             369,969
                                                        ------------
             IT SERVICES -- 4.0%
      1,141  Accenture PLC, Class A                          177,699
      1,200  International Business Machines Corp.           169,572
        922  Mastercard, Inc., Class A                       175,291
      2,296  PayPal Holdings, Inc. (a)                       188,433
      1,355  Visa, Inc., Class A                             177,126
      8,798  Western Union (The) Co.                         174,992
                                                        ------------
                                                           1,063,113
                                                        ------------
             LIFE SCIENCES TOOLS & SERVICES -- 0.7%
      2,375  PerkinElmer, Inc.                               176,534
                                                        ------------
             MACHINERY -- 1.3%
      1,187  Caterpillar, Inc.                               180,317
                                                        ------------


                     See Notes to Portfolio of Investments

EQUITYCOMPASS RISK MANAGER ETF (ERM)

MAY 31, 2018 (UNAUDITED)


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
      3,769  Flowserve Corp.                            $    155,811
                                                        ------------
                                                             336,128
                                                        ------------
             MEDIA -- 3.3%
        630  Charter Communications, Inc.,
               Class A (a)                                   164,455
      5,460  Comcast Corp., Class A                          170,243
      1,842  Time Warner, Inc.                               173,443
      4,691  Twenty-First Century Fox, Inc.,
               Class A                                       180,838
      1,722  Walt Disney (The) Co.                           171,287
                                                        ------------
                                                             860,266
                                                        ------------
             MULTILINE RETAIL -- 0.7%
      2,434  Target Corp.                                    177,414
                                                        ------------
             MULTI-UTILITIES -- 0.6%
      6,819  NiSource, Inc.                                  172,521
                                                        ------------
             OIL, GAS & CONSUMABLE FUELS -- 6.1%
      7,209  Cabot Oil & Gas Corp.                           164,726
      1,369  Chevron Corp.                                   170,167
      1,753  Cimarex Energy Co.                              162,889
      2,623  ConocoPhillips                                  176,764
      2,243  Exxon Mobil Corp.                               182,221
     10,763  Kinder Morgan, Inc.                             179,527
      6,133  Newfield Exploration Co. (a)                    179,329
      2,248  Occidental Petroleum Corp.                      189,282
     12,349  Range Resources Corp.                           195,608
                                                        ------------
                                                           1,600,513
                                                        ------------
             PERSONAL PRODUCTS -- 0.5%
     10,604  Coty, Inc., Class A                             140,503
                                                        ------------
             PHARMACEUTICALS -- 4.0%
      1,124  Allergan PLC                                    169,499
      3,342  Bristol-Myers Squibb Co.                        175,856
      2,183  Eli Lilly and Co.                               185,642
      1,388  Johnson & Johnson                               166,032
      3,007  Merck & Co., Inc.                               179,007
      4,919  Pfizer, Inc.                                    176,740
                                                        ------------
                                                           1,052,776
                                                        ------------
             PROFESSIONAL SERVICES -- 0.7%
      2,796  Robert Half International, Inc.                 178,049
                                                        ------------
             ROAD & RAIL -- 0.7%
      1,295  Union Pacific Corp.                             184,874
                                                        ------------
             SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.9%
      3,263  Intel Corp.                                     180,118
      2,336  Qorvo, Inc. (a)                                 187,464
      3,420  QUALCOMM, Inc.                                  198,770
                                                        ------------


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS & SEMICONDUCTOR
             EQUIPMENT (CONTINUED)
      1,666  Texas Instruments, Inc.                    $    186,442
                                                        ------------
                                                             752,794
                                                        ------------
             SOFTWARE -- 1.3%
      1,831  Microsoft Corp.                                 180,976
      3,760  Oracle Corp.                                    175,667
                                                        ------------
                                                             356,643
                                                        ------------
             SPECIALTY RETAIL -- 2.2%
      4,034  Foot Locker, Inc.                               217,715
        928  Home Depot (The), Inc.                          173,119
      2,039  Lowe's Cos., Inc.                               193,725
                                                        ------------
                                                             584,559
                                                        ------------
             TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 1.3%
        976  Apple, Inc.                                     182,385
      5,672  Xerox Corp.                                     154,165
                                                        ------------
                                                             336,550
                                                        ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
      2,531  NIKE, Inc., Class B                             181,726
      9,359  Under Armour, Inc., Class A (a)                 195,603
                                                        ------------
                                                             377,329
                                                        ------------
             TOBACCO -- 1.3%
      3,070  Altria Group, Inc.                              171,122
      2,148  Philip Morris International, Inc.               170,852
                                                        ------------
                                                             341,974
                                                        ------------

             TOTAL COMMON STOCKS -- 99.7%                 26,290,836
             (Cost $25,357,479)                         ------------

             MONEY MARKET FUNDS -- 0.1%
     24,801    Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional Class -
                1.61% (b)                                     24,801
             (Cost $24,801)                             ------------

             TOTAL INVESTMENTS -- 99.8%                   26,315,637
             (Cost $25,382,280) (c)
             NET OTHER ASSETS AND                             43,430
               LIABILITIES -- 0.2%                      -----------
             NET ASSETS -- 100.0%                       $ 26,359,067
                                                        ============


                     See Notes to Portfolio of Investments

EQUITYCOMPASS RISK MANAGER ETF (ERM)

MAY 31, 2018 (UNAUDITED)


(a)   Non-income producing security.

(b)   Rate shown reflects yield as of May 31, 2018.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,560,902 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $627,545. The net unrealized appreciation was $933,357.



------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of May 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1       LEVEL 2       LEVEL 3
                     -------------------------------------------
Common Stocks*       $26,290,836    $      --     $      --
Money Market Funds        24,801           --            --
                     -------------------------------------------
Total Investments    $26,315,637    $      --     $      --
                     ===========================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at May 31, 2018.


                     See Notes to Portfolio of Investments

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

PORTFOLIO OF INVESTMENTS
MAY 31, 2018 (UNAUDITED)


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS -- 99.7%
             AEROSPACE & DEFENSE -- 3.4%
      1,051  Boeing (The) Co.                           $    370,120
      1,740  General Dynamics Corp.                          350,975
      1,111  Lockheed Martin Corp.                           349,454
      1,698  Raytheon Co.                                    355,731
      2,897  United Technologies Corp.                       361,604
                                                        ------------
                                                           1,787,884
                                                        ------------
             AIR FREIGHT & LOGISTICS -- 1.3%
      1,424  FedEx Corp.                                     354,747
      3,089  United Parcel Service, Inc., Class B            358,695
                                                        ------------
                                                             713,442
                                                        ------------
             AUTOMOBILES -- 1.4%
     30,800  Ford Motor Co.                                  355,740
      9,451  General Motors Co.                              403,558
                                                        ------------
                                                             759,298
                                                        ------------
             BANKS -- 3.9%
     11,503  Bank of America Corp.                           334,047
      5,016  Citigroup, Inc.                                 334,517
      3,159  JPMorgan Chase & Co.                            338,045
     18,737  People's United Financial, Inc.                 344,948
      6,844  U.S. Bancorp                                    342,132
      6,560  Wells Fargo & Co.                               354,174
                                                        ------------
                                                           2,047,863
                                                        ------------
             BEVERAGES -- 1.3%
      8,201  Coca-Cola (The) Co.                             352,643
      3,548  PepsiCo, Inc.                                   355,687
                                                        ------------
                                                             708,330
                                                        ------------
             BIOTECHNOLOGY -- 3.3%
      3,428  AbbVie, Inc.                                    339,166
      2,035  Amgen, Inc.                                     365,527
      1,261  Biogen, Inc. (a)                                370,684
      3,958  Celgene Corp. (a)                               311,415
      5,133  Gilead Sciences, Inc.                           345,964
                                                        ------------
                                                           1,732,756
                                                        ------------
             CAPITAL MARKETS -- 2.6%
      6,364  Bank of New York Mellon (The) Corp.             348,429
        664  BlackRock, Inc.                                 354,729
      1,456  Goldman Sachs Group (The), Inc.                 328,881
      6,590  Morgan Stanley                                  330,423
                                                        ------------
                                                           1,362,462
                                                        ------------
             CHEMICALS -- 3.3%
      3,488  Albemarle Corp.                                 326,023
      8,780  CF Industries Holdings, Inc.                    361,209
      5,450  DowDuPont, Inc.                                 349,400
      2,759  Monsanto Co.                                    351,662
     12,713  Mosaic (The) Co.                                349,481
                                                        ------------
                                                           1,737,775
                                                        ------------


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             COMMERCIAL SERVICES & SUPPLIES -- 0.7%
      5,801  Stericycle, Inc. (a)                       $    368,364
                                                        ------------
             COMMUNICATIONS EQUIPMENT -- 1.3%
      7,815  Cisco Systems, Inc.                             333,778
      2,080  F5 Networks, Inc. (a)                           360,069
                                                        ------------
                                                             693,847
                                                        ------------
             CONSTRUCTION & ENGINEERING -- 0.7%
     10,445  Quanta Services, Inc. (a)                       376,124
                                                        ------------
             CONSUMER FINANCE -- 2.0%
      3,485  American Express Co.                            342,575
      3,831  Capital One Financial Corp.                     360,114
     26,049  Navient Corp.                                   359,737
                                                        ------------
                                                           1,062,426
                                                        ------------
             CONTAINERS & PACKAGING -- 1.3%
      3,307  Avery Dennison Corp.                            347,334
      7,852  Sealed Air Corp.                                342,033
                                                        ------------
                                                             689,367
                                                        ------------
             DIVERSIFIED CONSUMER SERVICES -- 0.7%
     12,774  H&R Block, Inc.                                 350,646
                                                        ------------
             DIVERSIFIED FINANCIAL SERVICES -- 1.2%
      1,778  Berkshire Hathaway, Inc., Class B (a)           340,540
     14,286  Jefferies Financial Group, Inc.                 312,578
                                                        ------------
                                                             653,118
                                                        ------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.3%
     10,692  AT&T, Inc.                                      345,566
      7,172  Verizon Communications, Inc.                    341,889
                                                        ------------
                                                             687,455
                                                        ------------
             ELECTRIC UTILITIES -- 3.9%
      8,046  Alliant Energy Corp.                            333,266
      4,319  Duke Energy Corp.                               333,254
      8,554  Exelon Corp.                                    354,050
      2,111  NextEra Energy, Inc.                            350,025
      4,359  Pinnacle West Capital Corp.                     347,020
      7,498  Southern (The) Co.                              336,660
                                                        ------------
                                                           2,054,275
                                                        ------------
             ELECTRICAL EQUIPMENT -- 1.4%
      3,027  Acuity Brands, Inc.                             357,943
      5,045  Emerson Electric Co.                            357,388
                                                        ------------
                                                             715,331
                                                        ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS &
                COMPONENTS -- 0.7%
      6,414  FLIR Systems, Inc.                              345,715
                                                        ------------


                     See Notes to Portfolio of Investments

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

MAY 31, 2018 (UNAUDITED)


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ENERGY EQUIPMENT & SERVICES -- 1.9%
      6,524  Halliburton Co.                            $    324,504
      4,977  Helmerich & Payne, Inc.                         330,373
      5,030  Schlumberger Ltd.                               345,410
                                                        ------------
                                                           1,000,287
                                                        ------------
             EQUITY REAL ESTATE INVESTMENT TRUSTS
                -- 4.0%
      8,487  Apartment Investment & Management
                Co., Class A                                 346,524
      2,975  Federal Realty Investment Trust                 353,698
     10,159  Iron Mountain, Inc.                             338,193
     23,871  Kimco Realty Corp.                              369,046
      2,176  Simon Property Group, Inc.                      348,639
      3,549  SL Green Realty Corp.                           346,098
                                                        ------------
                                                           2,102,198
                                                        ------------
             FOOD & STAPLES RETAILING -- 1.9%
      1,775  Costco Wholesale Corp.                          351,876
      5,415  Walgreens Boots Alliance, Inc.                  337,842
      3,979  Walmart, Inc.                                   328,427
                                                        ------------
                                                           1,018,145
                                                        ------------
             FOOD PRODUCTS -- 3.2%
      8,647  Campbell Soup Co.                               290,885
      3,029  J.M. Smucker (The) Co.                          325,618
      6,325  Kraft Heinz (The) Co.                           363,561
      3,364  McCormick & Co., Inc.                           339,764
      9,116  Mondelez International, Inc., Class A           357,985
                                                        ------------
                                                           1,677,813
                                                        ------------
             HEALTH CARE EQUIPMENT & SUPPLIES --
                3.3%
      5,931  Abbott Laboratories                             364,935
      3,436  Danaher Corp.                                   341,126
      8,708  Hologic, Inc. (a)                               329,946
      4,295  Medtronic PLC                                   370,744
      2,966  Varian Medical Systems, Inc. (a)                349,602
                                                        ------------
                                                           1,756,353
                                                        ------------
             HEALTH CARE PROVIDERS & SERVICES --
                2.5%
      5,221  CVS Health Corp.                                330,959
      4,511  Henry Schein, Inc. (a)                          312,161
      1,465  UnitedHealth Group, Inc.                        353,812
      2,924  Universal Health Services, Inc.,
                Class B                                      336,202
                                                        ------------
                                                           1,333,134
                                                        ------------
             HOTELS, RESTAURANTS & LEISURE -- 1.3%
      2,132  McDonald's Corp.                                341,141
      6,058  Starbucks Corp.                                 343,307
                                                        ------------
                                                             684,448
                                                        ------------


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOUSEHOLD DURABLES -- 0.7%
      8,434  Leggett & Platt, Inc.                      $    348,324
                                                        ------------
             HOUSEHOLD PRODUCTS -- 2.0%
      7,465  Church & Dwight Co., Inc.                       350,482
      5,405  Colgate-Palmolive Co.                           341,001
      4,847  Procter & Gamble (The) Co.                      354,655
                                                        ------------
                                                           1,046,138
                                                        ------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 1.4%
     28,174  AES (The) Corp.                                 359,218
     11,303  NRG Energy, Inc.                                386,902
                                                        ------------
                                                             746,120
                                                        ------------
             INDUSTRIAL CONGLOMERATES -- 2.0%
      1,767  3M Co.                                          348,506
     24,129  General Electric Co.                            339,736
      2,396  Honeywell International, Inc.                   354,392
                                                        ------------
                                                           1,042,634
                                                        ------------
             INSURANCE -- 3.2%
      3,611  Allstate (The) Corp.                            337,556
      6,286  American International Group, Inc.              331,838
      3,838  Assurant, Inc.                                  358,277
      7,058  Brighthouse Financial, Inc. (a)                 332,503
      7,579  MetLife, Inc.                                   348,558
                                                        ------------
                                                           1,708,732
                                                        ------------
             INTERNET & DIRECT MARKETING RETAIL --
                2.2%
        220  Amazon.com, Inc. (a)                            358,516
        159  Booking Holdings, Inc. (a)                      335,318
      8,991  TripAdvisor, Inc. (a)                           468,791
                                                        ------------
                                                           1,162,625
                                                        ------------
             INTERNET SOFTWARE & SERVICES -- 1.4%
        333  Alphabet, Inc., Class A (a)                     366,300
      1,954  Facebook, Inc., Class A (a)                     374,738
                                                        ------------
                                                             741,038
                                                        ------------
             IT SERVICES -- 4.0%
      2,284  Accenture PLC, Class A                          355,710
      2,402  International Business Machines Corp.           339,427
      1,843  Mastercard, Inc., Class A                       350,391
      4,595  PayPal Holdings, Inc. (a)                       377,112
      2,709  Visa, Inc., Class A                             354,120
     17,583  Western Union (The) Co.                         349,726
                                                        ------------
                                                           2,126,486
                                                        ------------
             LIFE SCIENCES TOOLS & SERVICES -- 0.7%
      4,746  PerkinElmer, Inc.                               352,770
                                                        ------------
             MACHINERY -- 1.3%
      2,375  Caterpillar, Inc.                               360,786



                     See Notes to Portfolio of Investments

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

MAY 31, 2018 (UNAUDITED)


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
      7,544  Flowserve Corp.                            $    311,869
                                                        ------------
                                                             672,655
                                                        ------------
             MEDIA -- 3.3%
      1,259  Charter Communications, Inc.,
                Class A (a)                                  328,649
     10,922  Comcast Corp., Class A                          340,548
      3,686  Time Warner, Inc.                               347,074
      9,401  Twenty-First Century Fox, Inc.,
                Class A                                      362,408
      3,444  Walt Disney (The) Co.                           342,575
                                                        ------------
                                                           1,721,254
                                                        ------------
             MULTILINE RETAIL -- 0.7%
      4,868  Target Corp.                                    354,829
                                                        ------------
             MULTI-UTILITIES -- 0.6%
     13,628  NiSource, Inc.                                  344,788
                                                        ------------
             OIL, GAS & CONSUMABLE FUELS -- 6.1%
     14,410  Cabot Oil & Gas Corp.                           329,268
      2,738  Chevron Corp.                                   340,333
      3,509  Cimarex Energy Co.                              326,056
      5,246  ConocoPhillips                                  353,528
      4,490  Exxon Mobil Corp.                               364,768
     21,548  Kinder Morgan, Inc.                             359,421
     12,298  Newfield Exploration Co. (a)                    359,593
      4,504  Occidental Petroleum Corp.                      379,237
     24,708  Range Resources Corp.                           391,375
                                                        ------------
                                                           3,203,579
                                                        ------------
             PERSONAL PRODUCTS -- 0.5%
     21,243  Coty, Inc., Class A                             281,470
                                                        ------------
             PHARMACEUTICALS -- 4.0%
      2,254  Allergan PLC                                    339,903
      6,692  Bristol-Myers Squibb Co.                        352,133
      4,371  Eli Lilly and Co.                               371,710
      2,779  Johnson & Johnson                               332,424
      6,023  Merck & Co., Inc.                               358,549
      9,845  Pfizer, Inc.                                    353,731
                                                        ------------
                                                           2,108,450
                                                        ------------
             PROFESSIONAL SERVICES -- 0.7%
      5,598  Robert Half International, Inc.                 356,481
                                                        ------------
             ROAD & RAIL -- 0.7%
      2,589  Union Pacific Corp.                             369,606
                                                        ------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.9%
      6,528  Intel Corp.                                     360,345
      4,675  Qorvo, Inc. (a)                                 375,169
      6,848  QUALCOMM, Inc.                                  398,006
      3,333  Texas Instruments, Inc.                         372,996
                                                        ------------
                                                           1,506,516
                                                        ------------


SHARES       DESCRIPTION                                VALUE
--------------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SOFTWARE -- 1.3%
      3,662  Microsoft Corp.                            $    361,952
      7,524  Oracle Corp.                                    351,521
                                                        ------------
                                                             713,473
                                                        ------------
             SPECIALTY RETAIL -- 2.2%
      8,065  Foot Locker, Inc.                               435,268
      1,856  Home Depot (The), Inc.                          346,237
      4,066  Lowe's Cos., Inc.                               386,311
                                                        ------------
                                                           1,167,816
                                                        ------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 1.3%
      1,954  Apple, Inc.                                     365,144
     11,346  Xerox Corp.                                     308,384
                                                        ------------
                                                             673,528
                                                        ------------
             TEXTILES, APPAREL & LUXURY GOODS --
                1.4%
      5,065  NIKE, Inc., Class B                             363,667
     18,717  Under Armour, Inc., Class A (a)                 391,185
                                                        ------------
                                                             754,852
                                                        ------------
             TOBACCO -- 1.3%
      6,140  Altria Group, Inc.                              342,244
      4,302  Philip Morris International, Inc.               342,181
                                                        ------------
                                                             684,425
                                                        ------------
             TOTAL COMMON STOCKS -- 99.7%                 52,607,445
             (Cost $50,571,547)                         ------------

             MONEY MARKET FUNDS -- 0.1%
     45,923  Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional Class -
                1.61% (b)                                     45,923
             (Cost $45,923)                             ------------

             TOTAL INVESTMENTS -- 99.8%                   52,653,368
             (Cost $50,617,470) (c)
             NET OTHER ASSETS AND                             86,250
                LIABILITIES -- 0.2%                     ------------
             NET ASSETS -- 100.0%                       $ 52,739,618


(a)   Non-income producing security.

(b)   Rate shown reflects yield as of May 31, 2018.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,239,163 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,203,265. The net unrealized appreciation was $2,035,898.


                     See Notes to Portfolio of Investments

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

MAY 31, 2018 (UNAUDITED)


------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of May 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        LEVEL 1       LEVEL 2       LEVEL 3
                     ---------------------------------------
Common Stocks*       $52,607,445    $       --    $       --
Money Market Funds        45,923            --            --
                     ---------------------------------------
Total Investments    $52,653,368    $       --    $       --
                     =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at May 31, 2018.


                     See Notes to Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND VIII (ERM and TERM)
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2018 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the two funds listed below (each a "Fund" and collectively, the "Funds"). The shares of each Fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

    EquityCompass Risk Manager ETF - (NYSE Arca ticker "ERM")
    EquityCompass Tactical Risk Manager ETF - (NYSE Arca ticker "TERM")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ

FIRST TRUST EXCHANGE-TRADED FUND VIII (ERM and TERM)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)

from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)  the type of security;
      2)  the size of the holding;
      3)  the initial cost of the security;
      4)  transactions in comparable securities;
      5)  price quotes from dealers and/or third-party pricing services;
      6)  relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)  an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of May 31, 2018, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 30.1%

                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
                 Federal Home Loan Mortgage Corporation
$      231,260        Series 2017-4656, Class EZ..............................      4.00%          02/15/47      $       241,733
                                                                                                                 ---------------
                 COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.2%
                 Federal National Mortgage Association
       494,139        Series 2018-M1, Class A1 (a)............................      2.99%          12/25/27              492,877
     1,245,000        Series 2018-M1, Class A2 (a)............................      2.99%          12/25/27            1,208,998
                 Freddie Mac Multifamily Structured Pass Through Certificates
       143,661        Series 2015-KF08, Class A, 1 Mo. LIBOR + 0.30% (b)......      2.21%          01/25/22              144,017
       181,292        Series 2015-KF10, Class A, 1 Mo. LIBOR + 0.38% (b)......      2.29%          07/25/22              181,927
       241,551        Series 2016-KF16, Class A, 1 Mo. LIBOR + 0.63% (b)......      2.54%          03/25/26              242,977
       891,209        Series 2017-K729, Class A1..............................      2.95%          02/25/24              893,729
       887,446        Series 2017-KJ18, Class A1..............................      2.46%          03/25/22              876,640
     1,292,193        Series 2017-Q006, Class APT2 (c)........................      2.50%          09/25/26            1,307,642
                 Government National Mortgage Association
       575,490        Series 2011-86, Class B.................................      3.00%          02/16/41              575,156
                                                                                                                 ---------------
                                                                                                                       5,923,963
                                                                                                                 ---------------
                 PASS-THROUGH SECURITIES -- 27.8%
                 Federal Home Loan Mortgage Corporation
       465,639        Pool G08738.............................................      3.50%          12/01/46              465,507
       466,388        Pool G08741.............................................      3.00%          01/01/47              452,920
       465,255        Pool G08747.............................................      3.00%          02/01/47              452,011
       477,567        Pool G08748.............................................      3.50%          02/01/47              477,346
     1,498,047        Pool G08750.............................................      3.00%          03/01/47            1,455,273
     4,243,316        Pool G08791.............................................      3.00%          12/01/47            4,120,893
     1,087,076        Pool G16085.............................................      2.50%          02/01/32            1,059,865
       404,449        Pool G18670.............................................      3.00%          12/01/32              402,697
       994,872        Pool G60080.............................................      3.50%          06/01/45              997,764
       643,011        Pool G60440.............................................      3.50%          03/01/46              644,581
     1,653,476        Pool G60658.............................................      3.50%          07/01/46            1,662,124
     1,881,937        Pool G67700.............................................      3.50%          08/01/46            1,890,614
       885,533        Pool G67703.............................................      3.50%          04/01/47              887,524
     4,147,018        Pool G67706.............................................      3.50%          12/01/47            4,156,348
     3,266,792        Pool G67707.............................................      3.50%          01/01/48            3,282,806
     2,785,029        Pool G67708.............................................      3.50%          03/01/48            2,788,836
     2,787,302        Pool G67709.............................................      3.50%          03/01/48            2,793,900
       958,254        Pool G67710.............................................      3.50%          03/01/48              958,435
       648,807        Pool U90772.............................................      3.50%          01/01/43              651,089
                 Federal National Mortgage Association
       115,158        Pool 471513.............................................      2.90%          06/01/22              114,942
       870,626        Pool AL3400.............................................      2.54%          03/01/23              844,279
       432,121        Pool AL6465.............................................      3.25%          11/01/23              435,756
       907,728        Pool AM1619.............................................      2.34%          12/01/22              880,099
     1,040,171        Pool AM3169.............................................      2.61%          04/01/23            1,020,809
       350,000        Pool AM4011.............................................      3.67%          07/01/23              359,887
        93,787        Pool AM4724.............................................      3.95%          11/01/25               97,928
       117,434        Pool AM5673.............................................      3.65%          04/01/23              120,018
        88,027        Pool AM5948.............................................      3.54%          05/01/29               88,836
       120,177        Pool AM7122.............................................      3.61%          11/01/34              121,011
        94,686        Pool AM7817.............................................      3.31%          01/01/27               95,111
        43,381        Pool AN0550.............................................      3.63%          02/01/31               44,075


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                 PASS-THROUGH SECURITIES (CONTINUED)
                 Federal National Mortgage Association (Continued)
$      159,032        Pool AN1151.............................................      3.20%          03/01/31      $       155,393
       120,000        Pool AN2786 ............................................      2.76%          09/01/36              108,831
       206,022        Pool AN4665.............................................      3.49%          02/01/32              206,602
        98,616        Pool AN5529.............................................      3.02%          06/01/28               96,183
       800,000        Pool AN7227.............................................      3.20%          10/01/29              785,446
       700,000        Pool AN7274 ............................................      3.10%          11/01/29              678,958
     2,795,331        Pool CA1187.............................................      3.50%          02/01/48            2,796,082
       560,268        Pool FN0000.............................................      3.59%          09/01/20              569,401
       384,381        Pool MA2145.............................................      4.00%          01/01/45              394,249
        57,500        Pool MA2896.............................................      3.50%          02/01/47               57,553
       189,896        Pool MA2915.............................................      3.00%          02/01/27              190,629
       207,130        Pool MA3088.............................................      4.00%          08/01/47              212,112
       740,965        Pool MA3147.............................................      3.00%          10/01/47              720,495
     1,828,894        Pool MA3210.............................................      3.50%          12/01/47            1,829,763
       427,736        Pool MA3237.............................................      3.00%          01/01/48              415,841
       288,712        Pool MA3238.............................................      3.50%          01/01/48              288,803
     2,723,910        Pool MA3239.............................................      4.00%          01/01/48            2,791,413
     1,123,160        Pool MA3276.............................................      3.50%          02/01/48            1,123,287
     1,190,924        Pool MA3332.............................................      3.50%          04/01/48            1,190,574
     1,775,000        Pool TBA (d)............................................      3.00%          06/15/32            1,766,815
       700,000        Pool TBA (d)............................................      3.50%          06/15/33              709,789
       820,000        Pool TBA (d)............................................      3.50%          06/15/45              818,142
     1,355,000        Pool TBA (d)............................................      3.00%          06/15/47            1,315,303
     2,055,000        Pool TBA (d)............................................      4.00%          06/15/47            2,101,077
     5,150,000        Pool TBA (d)............................................      4.50%          06/15/47            5,379,135
                 Government National Mortgage Association
       558,839        Pool MA1157.............................................      3.50%          07/20/43              566,902
       398,003        Pool MA4069.............................................      3.50%          11/20/46              400,867
       333,912        Pool MA4195.............................................      3.00%          01/20/47              328,016
       427,096        Pool MA4196.............................................      3.50%          01/20/47              430,121
       223,647        Pool MA4453.............................................      4.50%          05/20/47              234,060
     1,580,331        Pool MA4588.............................................      4.50%          07/20/47            1,646,170
     1,924,731        Pool MA4652.............................................      3.50%          08/20/47            1,938,639
       529,041        Pool MA4719.............................................      3.50%          09/20/47              532,880
       275,744        Pool MA4722.............................................      5.00%          09/20/47              290,402
       170,292        Pool MA4777.............................................      3.00%          10/20/47              167,084
       756,335        Pool MA4838.............................................      4.00%          11/20/47              777,938
     1,060,470        Pool MA4961.............................................      3.00%          01/20/48            1,040,227
     1,365,000        Pool TBA (d)............................................      3.00%          06/15/47            1,337,700
     1,430,000        Pool TBA (d)............................................      3.50%          06/15/47            1,438,770
       595,000        Pool TBA (d)............................................      4.00%          06/15/47              611,177
     1,065,000        Pool TBA (d)............................................      4.50%          06/15/47            1,108,598
     1,480,000        Pool TBA (d)............................................      5.00%          06/15/48            1,557,006
                                                                                                                 ---------------
                                                                                                                      74,931,717
                                                                                                                 ---------------
                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................................        81,097,413
                 (Cost $81,930,576)                                                                              ---------------


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 29.3%

                 AEROSPACE/DEFENSE -- 0.6%
$      600,000   BAE Systems Holdings, Inc. (e)...............................      6.38%          06/01/19      $       620,147
       550,000   L3 Technologies, Inc. .......................................      5.20%          10/15/19              567,646
       405,000   L3 Technologies, Inc. .......................................      4.40%          06/15/28              406,205
       100,000   Northrop Grumman Corp. ......................................      2.93%          01/15/25               95,419
                                                                                                                 ---------------
                                                                                                                       1,689,417
                                                                                                                 ---------------

                 AGRICULTURE -- 0.0%
        50,000   BAT Capital Corp. (e)........................................      2.76%          08/15/22               48,286
                                                                                                                 ---------------

                 AIRLINES -- 0.2%
       135,794   American Airlines Pass-Through Trust, Series 2015-2, Class AA      3.60%          09/22/27              132,728
       350,677   Continental Airlines Pass-Through Trust, Series 2007-1, Class A    5.98%          04/19/22              374,786
       157,870   Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1       6.72%          01/02/23              169,896
                                                                                                                 ---------------
                                                                                                                         677,410
                                                                                                                 ---------------

                 AUTO MANUFACTURERS -- 0.5%
       200,000   Ford Motor Credit Co. LLC ...................................      2.24%          06/15/18              199,988
       150,000   Ford Motor Credit Co. LLC, Medium-Term Note .................      2.94%          01/08/19              150,195
       210,000   General Motors Financial Co., Inc. ..........................      2.40%          05/09/19              209,107
       750,000   General Motors Financial Co., Inc. ..........................      3.15%          01/15/20              750,527
                                                                                                                 ---------------
                                                                                                                       1,309,817
                                                                                                                 ---------------

                 AUTO PARTS & EQUIPMENT -- 0.0%
        11,000   Goodyear Tire & Rubber (The) Co. ............................      4.88%          03/15/27               10,216
                                                                                                                 ---------------

                 BANKS -- 9.8%
     1,385,000   Bank of America Corp. (f)  ..................................      2.74%          01/23/22            1,367,213
     1,100,000   Bank of America Corp. (f)....................................      3.42%          12/20/28            1,040,485
       850,000   Bank of America Corp., Global Medium-Term Note (f) ..........      3.59%          07/21/28              815,820
        75,000   Bank of America Corp., Medium-Term Note (f) .................      3.09%          10/01/25               71,560
       300,000   Bank of New York Mellon (The) Corp., Medium-Term Note (f)....      2.66%          05/16/23              292,080
       500,000   Citigroup, Inc. .............................................      2.50%          09/26/18              500,029
     1,250,000   Citigroup, Inc. .............................................      2.05%          12/07/18            1,247,302
       650,000   Citigroup, Inc. .............................................      2.55%          04/08/19              649,280
       250,000   Citigroup, Inc. .............................................      8.50%          05/22/19              263,432
     1,000,000   Citigroup, Inc. (f)..........................................      3.14%          01/24/23              984,987
       600,000   Citigroup, Inc. (f)..........................................      3.52%          10/27/28              567,537
       200,000   Discover Bank  ..............................................      2.60%          11/13/18              199,968
     2,000,000   Goldman Sachs Group, (The), Inc. ............................      2.55%          10/23/19            1,993,492
        75,000   Goldman Sachs Group, (The), Inc. (f).........................      3.27%          09/29/25               71,682
       550,000   Goldman Sachs Group, (The), Inc. (f).........................      3.69%          06/05/28              524,759
       695,000   Goldman Sachs Group, (The), Inc. (f).........................      3.81%          04/23/29              668,197
       300,000   Goldman Sachs Group, (The), Inc., Global Medium-Term Note ...      7.50%          02/15/19              309,776
     1,000,000   JPMorgan Chase & Co. ........................................      2.25%          01/23/20              989,793
       500,000   JPMorgan Chase & Co. ........................................      3.90%          07/15/25              501,106
     1,150,000   JPMorgan Chase & Co. ........................................      3.20%          06/15/26            1,094,276
       825,000   JPMorgan Chase & Co. (f).....................................      3.54%          05/01/28              792,736
     1,110,000   JPMorgan Chase Bank N.A., 3 Mo. LIBOR + 0.25% (b)............      2.61%          02/13/20            1,110,750
     1,105,000   JPMorgan Chase Bank N.A. (f).................................      2.60%          02/01/21            1,098,453
     2,450,000   Morgan Stanley, Series 3NC2, 3 Mo. LIBOR + 0.80% (b).........      3.16%          02/14/20            2,458,974
       500,000   Morgan Stanley, Global Medium-Term Note,3 Mo. LIBOR + 1.38% (b)    3.73%          02/01/19              504,053


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 BANKS (CONTINUED)
$      350,000   Morgan Stanley, Medium-Term Note ............................      5.63%          09/23/19      $       362,520
       690,000   PNC Bank N.A. ...............................................      2.50%          01/22/21              679,101
       400,000   PNC Bank N.A. ...............................................      3.80%          07/25/23              404,173
     1,000,000   Wells Fargo & Co. ...........................................      3.00%          04/22/26              935,845
       250,000   Wells Fargo & Co. ...........................................      3.00%          10/23/26              232,691
       300,000   Wells Fargo & Co., Medium-Term Note .........................      2.63%          07/22/22              289,433
       350,000   Wells Fargo & Co., Medium-Term Note (f)......................      3.58%          05/22/28              335,230
     3,000,000   Wells Fargo Bank N.A. .......................................      2.40%          01/15/20            2,977,708
                                                                                                                 ---------------
                                                                                                                      26,334,441
                                                                                                                 ---------------

                 BEVERAGES -- 0.5%
       500,000   Anheuser-Busch InBev Finance, Inc. ..........................      3.65%          02/01/26              493,402
       200,000   Anheuser-Busch InBev Finance, Inc. ..........................      4.90%          02/01/46              209,124
       200,000   Constellation Brands, Inc. ..................................      2.00%          11/07/19              197,608
       500,000   Constellation Brands, Inc. ..................................      3.88%          11/15/19              506,874
                                                                                                                 ---------------
                                                                                                                       1,407,008
                                                                                                                 ---------------

                 BIOTECHNOLOGY -- 1.0%
       450,000   Amgen, Inc. .................................................      4.40%          05/01/45              441,288
       250,000   Amgen, Inc. .................................................      4.66%          06/15/51              251,930
       200,000   Baxalta, Inc. ...............................................      2.00%          06/22/18              199,949
       400,000   Baxalta, Inc. ...............................................      4.00%          06/23/25              392,476
       370,000   Celgene Corp. ...............................................      2.75%          02/15/23              355,131
       250,000   Celgene Corp. ...............................................      3.88%          08/15/25              245,779
       200,000   Celgene Corp. ...............................................      5.00%          08/15/45              201,097
       175,000   Gilead Sciences, Inc. .......................................      3.65%          03/01/26              173,607
       380,000   Gilead Sciences, Inc. .......................................      4.15%          03/01/47              365,960
                                                                                                                 ---------------
                                                                                                                       2,627,217
                                                                                                                 ---------------

                 CHEMICALS -- 0.4%
       150,000   Axalta Coating Systems LLC (e)...............................      4.88%          08/15/24              148,500
       700,000   Dow Chemical (The) Co. ......................................      8.55%          05/15/19              737,239
       200,000   Monsanto Co. ................................................      2.13%          07/15/19              198,555
        24,000   Valvoline, Inc. .............................................      5.50%          07/15/24               24,240
        30,000   Valvoline, Inc. .............................................      4.38%          08/15/25               28,394
                                                                                                                 ---------------
                                                                                                                       1,136,928
                                                                                                                 ---------------

                 COMMERCIAL SERVICES -- 0.2%
        10,000   Gartner, Inc. (e)............................................      5.13%          04/01/25                9,950
       120,000   Matthews International Corp. (e).............................      5.25%          12/01/25              116,400
       200,000   Moody's Corp., 3 Mo. LIBOR + 0.35% (b).......................      2.37%          09/04/18              200,094
        50,000   Service Corp. International .................................      4.50%          11/15/20               50,250
        20,000   Service Corp. International .................................      5.38%          01/15/22               20,288
       145,000   Service Corp. International .................................      4.63%          12/15/27              138,621
                                                                                                                 ---------------
                                                                                                                         535,603
                                                                                                                 ---------------

                 COMPUTERS -- 0.2%
       450,000   Dell International LLC / EMC Corp. (e)  .....................      3.48%          06/01/19              451,908
                                                                                                                 ---------------

                 COSMETICS/PERSONAL CARE -- 0.1%
        50,000   First Quality Finance Co., Inc. (e)..........................      4.63%          05/15/21               49,188
       122,000   First Quality Finance Co., Inc. (e)..........................      5.00%          07/01/25              114,680
                                                                                                                 ---------------
                                                                                                                         163,868
                                                                                                                 ---------------


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 DIVERSIFIED FINANCIAL SERVICES -- 0.8%
$      670,000   Air Lease Corp. .............................................      3.25%          03/01/25      $       628,556
       175,000   American Express Credit Corp., Medium-Term Note .............      1.80%          07/31/18              174,827
       950,000   International Lease Finance Corp. (e)........................      7.13%          09/01/18              959,549
       450,000   Raymond James Financial, Inc. ...............................      4.95%          07/15/46              474,751
                                                                                                                 ---------------
                                                                                                                       2,237,683
                                                                                                                 ---------------

                 ELECTRIC -- 2.1%
       200,000   Ameren Illinois Co. .........................................      3.70%          12/01/47              189,660
       350,000   Black Hills Corp. ...........................................      2.50%          01/11/19              349,434
       155,000   Duke Energy Carolinas LLC ...................................      3.70%          12/01/47              148,281
       700,000   Duke Energy Progress LLC ....................................      3.25%          08/15/25              687,747
       750,000   Duquesne Light Holdings, Inc. (e)............................      6.40%          09/15/20              797,919
       200,000   Entergy Louisiana LLC .......................................      6.50%          09/01/18              201,820
       750,000   Entergy Texas, Inc. .........................................      3.45%          12/01/27              734,900
       400,000   LG&E & KU Energy LLC ........................................      3.75%          11/15/20              405,519
       830,000   Metropolitan Edison Co. (e)..................................      4.00%          04/15/25              834,223
       150,000   NextEra Energy Operating Partners L.P. (e)...................      4.50%          09/15/27              140,063
       200,000   Pennsylvania Electric Co., Series C .........................      6.63%          04/01/19              205,084
       300,000   Southwestern Electric Power Co. .............................      3.55%          02/15/22              302,993
       750,000   Tucson Electric Power Co. ...................................      5.15%          11/15/21              787,100
                                                                                                                 ---------------
                                                                                                                       5,784,743
                                                                                                                 ---------------

                 ELECTRONICS -- 0.1%
       175,000   Itron, Inc. (e)..............................................      5.00%          01/15/26              168,438
                                                                                                                 ---------------

                 ENVIRONMENTAL CONTROL -- 0.2%
       210,000   Clean Harbors, Inc. .........................................      5.13%          06/01/21              211,838
       150,000   Republic Services, Inc. .....................................      2.90%          07/01/26              139,643
       190,000   Waste Management, Inc. ......................................      3.15%          11/15/27              178,792
                                                                                                                 ---------------
                                                                                                                         530,273
                                                                                                                 ---------------

                 FOOD -- 0.6%
        29,000   B&G Foods, Inc. .............................................      4.63%          06/01/21               28,638
       600,000   Kraft Heinz Foods Co. .......................................      2.00%          07/02/18              599,837
       175,000   Kraft Heinz Foods Co. .......................................      4.38%          06/01/46              156,950
        20,000   Lamb Weston Holdings, Inc. (e)...............................      4.63%          11/01/24               19,750
       130,000   Post Holdings, Inc. (e)......................................      5.75%          03/01/27              126,060
        25,000   Post Holdings, Inc. (e)......................................      5.63%          01/15/28               23,656
       600,000   Tyson Foods, Inc. ...........................................      2.65%          08/15/19              599,053
                                                                                                                 ---------------
                                                                                                                       1,553,944
                                                                                                                 ---------------

                 FOREST PRODUCTS & PAPER -- 0.3%
       850,000   Georgia-Pacific LLC (e)......................................      2.54%          11/15/19              846,166
                                                                                                                 ---------------

                 GAS -- 0.1%
       200,000   Spire, Inc. .................................................      3.54%          02/27/24              197,020
                                                                                                                 ---------------

                 HEALTHCARE-PRODUCTS -- 0.9%
       575,000   Abbott Laboratories .........................................      3.75%          11/30/26              569,741
       300,000   Becton Dickinson and Co. ....................................      3.25%          11/12/20              299,128
       700,000   Boston Scientific Corp. .....................................      6.00%          01/15/20              731,511
       135,000   Hologic, Inc. (e)............................................      4.63%          02/01/28              127,575


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 HEALTHCARE-PRODUCTS (CONTINUED)
$      180,000   Teleflex, Inc. ..............................................      4.63%          11/15/27      $       169,875
       525,000   Zimmer Biomet Holdings, Inc. ................................      2.70%          04/01/20              521,333
                                                                                                                 ---------------
                                                                                                                       2,419,163
                                                                                                                 ---------------

                 HEALTHCARE-SERVICES -- 1.9%
       600,000   Anthem, Inc. ................................................      2.25%          08/15/19              595,782
       150,000   Anthem, Inc. ................................................      3.30%          01/15/23              148,507
       120,000   Anthem, Inc. ................................................      3.65%          12/01/27              114,832
       140,000   Catalent Pharma Solutions, Inc. (e)..........................      4.88%          01/15/26              135,128
       248,000   Centene Corp. ...............................................      4.75%          01/15/25              247,070
        95,000   CHS/Community Health Systems, Inc. ..........................      6.25%          03/31/23               89,063
        75,000   Cigna Corp. .................................................      3.05%          10/15/27               68,175
        70,000   DaVita, Inc. ................................................      5.75%          08/15/22               71,532
         5,000   DaVita, Inc. ................................................      5.13%          07/15/24                4,884
       300,000   Fresenius Medical Care US Finance II, Inc. (e)...............      6.50%          09/15/18              302,714
       700,000   Fresenius Medical Care US Finance II, Inc. (e)...............      5.63%          07/31/19              719,009
        50,000   HCA, Inc. ...................................................      3.75%          03/15/19               50,375
       126,000   HCA, Inc. ...................................................      6.50%          02/15/20              131,985
       180,000   HCA, Inc. ...................................................      4.75%          05/01/23              181,575
       100,000   HCA, Inc. ...................................................      5.00%          03/15/24              100,970
        53,000   HCA, Inc. ...................................................      5.25%          04/15/25               53,398
       500,000   Humana, Inc. ................................................      2.63%          10/01/19              498,095
       360,000   Humana, Inc. ................................................      2.90%          12/15/22              352,187
       450,000   Kaiser Foundation Hospitals .................................      3.50%          04/01/22              455,189
       115,000   Molina Healthcare, Inc. (e)..................................      4.88%          06/15/25              109,825
       200,000   New York and Presbyterian (The) Hospital ....................      3.56%          08/01/36              190,844
        15,000   Surgery Center Holdings, Inc. (e)............................      6.75%          07/01/25               14,063
        10,000   Tenet Healthcare Corp. ......................................      4.75%          06/01/20               10,097
        29,000   Tenet Healthcare Corp. ......................................      4.50%          04/01/21               28,971
        60,000   Tenet Healthcare Corp. ......................................      4.38%          10/01/21               59,700
       101,000   Tenet Healthcare Corp. (e)...................................      4.63%          07/15/24               97,465
       250,000   Universal Health Services, Inc. (e)..........................      3.75%          08/01/19              250,938
        70,000   WellCare Health Plans, Inc. .................................      5.25%          04/01/25               70,000
                                                                                                                 ---------------
                                                                                                                       5,152,373
                                                                                                                 ---------------

                 HOUSEHOLD PRODUCTS/WARES -- 0.1%
        30,000   Central Garden & Pet Co. ....................................      6.13%          11/15/23               31,350
       228,000   Central Garden & Pet Co. ....................................      5.13%          02/01/28              213,750
                                                                                                                 ---------------
                                                                                                                         245,100
                                                                                                                 ---------------

                 HOUSEWARES -- 0.2%
       500,000   Newell Brands, Inc. .........................................      2.60%          03/29/19              498,588
       150,000   Newell Brands, Inc. .........................................      2.88%          12/01/19              149,468
                                                                                                                 ---------------
                                                                                                                         648,056
                                                                                                                 ---------------

                 INSURANCE -- 0.5%
       700,000   Farmers Exchange Capital III (e) (f).........................      5.45%          10/15/54              707,000
       400,000   Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (b) (e)       4.41%          12/15/24              398,964
       240,000   Teachers Insurance & Annuity Association of America (e) (f)..      4.38%          09/15/54              240,000
                                                                                                                 ---------------
                                                                                                                       1,345,964
                                                                                                                 ---------------


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 INTERNET -- 0.1%
$       75,000   Amazon.com, Inc. (e).........................................      3.15%          08/22/27      $        72,598
       120,000   Zayo Group LLC / Zayo Capital, Inc. (e)......................      5.75%          01/15/27              116,400
                                                                                                                 ---------------
                                                                                                                         188,998
                                                                                                                 ---------------

                 MEDIA -- 0.6%
       200,000   Altice US Finance I Corp. (e)................................      5.50%          05/15/26              192,560
        65,000   Cable One, Inc. (e)..........................................      5.75%          06/15/22               66,381
       200,000   CBS Corp. (e)................................................      3.70%          06/01/28              188,334
        25,000   CCO Holdings LLC / CCO Holdings Capital Corp. (e)............      5.13%          05/01/27               23,469
       255,000   CCO Holdings LLC / CCO Holdings Capital Corp. (e)............      5.00%          02/01/28              237,150
       300,000   Comcast Corp. ...............................................      4.65%          07/15/42              297,437
       100,000   Comcast Corp. ...............................................      3.97%          11/01/47               88,573
        50,000   CSC Holdings LLC ............................................      5.25%          06/01/24               47,385
       200,000   CSC Holdings LLC (e).........................................      5.38%          02/01/28              187,500
       195,000   Sirius XM Radio, Inc. (e)....................................      3.88%          08/01/22              189,160
       150,000   Time Warner Cable LLC .......................................      5.88%          11/15/40              152,313
                                                                                                                 ---------------
                                                                                                                       1,670,262
                                                                                                                 ---------------

                 OIL AND GAS -- 0.2%
        15,000   Antero Resources Corp. ......................................      5.00%          03/01/25               14,977
        95,000   Centennial Resource Production LLC (e).......................      5.38%          01/15/26               93,813
       120,000   CrownRock L.P. / CrownRock Finance, Inc. (e).................      5.63%          10/15/25              117,002
        13,000   Diamondback Energy, Inc. ....................................      4.75%          11/01/24               12,594
        75,000   Endeavor Energy Resources L.P. / EER Finance, Inc. (e).......      5.75%          01/30/28               73,969
         7,000   Gulfport Energy Corp. .......................................      6.38%          05/15/25                6,746
        15,000   Newfield Exploration Co. ....................................      5.75%          01/30/22               15,806
        10,000   Newfield Exploration Co. ....................................      5.63%          07/01/24               10,597
        60,000   Parsley Energy LLC / Parsley Finance Corp. (e)...............      5.25%          08/15/25               58,500
        30,000   Parsley Energy LLC / Parsley Finance Corp. (e)...............      5.63%          10/15/27               29,700
       200,000   Sunoco L.P. / Sunoco Finance Corp. (e).......................      4.88%          01/15/23              191,501
                                                                                                                 ---------------
                                                                                                                         625,205
                                                                                                                 ---------------

                 PACKAGING & CONTAINERS -- 0.8%
        17,000   Ball Corp. ..................................................      5.25%          07/01/25               17,383
       500,000   Bemis Co., Inc. .............................................      6.80%          08/01/19              522,040
        50,000   Crown Americas LLC / Crown Americas Capital Corp. V .........      4.25%          09/30/26               45,375
        50,000   Graphic Packaging International LLC .........................      4.88%          11/15/22               50,375
       150,000   Multi-Color Corp. (e)........................................      4.88%          11/01/25              139,500
       600,000   Packaging Corp. of America ..................................      2.45%          12/15/20              590,260
        48,455   Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC /
                    Reynolds Group Issuer Lu .................................      5.75%          10/15/20               48,819
       400,000   WestRock MWV LLC ............................................      7.38%          09/01/19              421,017
       250,000   WestRock RKT Co. ............................................      4.45%          03/01/19              253,116
                                                                                                                 ---------------
                                                                                                                       2,087,885
                                                                                                                 ---------------

                 PHARMACEUTICALS -- 0.8%
       100,000   AbbVie, Inc. ................................................      3.20%          05/14/26               94,237
       600,000   Bayer US Finance LLC (e).....................................      2.38%          10/08/19              595,700
       500,000   CVS Health Corp. ............................................      2.25%          08/12/19              496,728
       150,000   CVS Health Corp. ............................................      3.88%          07/20/25              147,884


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 PHARMACEUTICALS (CONTINUED)
$      710,000   CVS Health Corp. ............................................      5.05%          03/25/48      $       730,974
        75,000   Johnson & Johnson ...........................................      3.63%          03/03/37               74,117
                                                                                                                 ---------------
                                                                                                                       2,139,640
                                                                                                                 ---------------

                 PIPELINES -- 1.1%
        29,000   Cheniere Corpus Christi Holdings LLC ........................      5.13%          06/30/27               28,928
       300,000   Enbridge Energy Partners L.P. ...............................      5.50%          09/15/40              321,247
        75,000   Energy Transfer Equity L.P. .................................      4.25%          03/15/23               72,844
       145,000   Energy Transfer Partners L.P. ...............................      5.20%          02/01/22              151,719
       650,000   Kinder Morgan, Inc. .........................................      5.30%          12/01/34              660,017
        55,000   NGPL PipeCo LLC (e) .........................................      4.38%          08/15/22               55,138
       150,000   Plains All American Pipeline L.P. / PAA Finance Corp. .......      2.85%          01/31/23              141,882
       200,000   Plains All American Pipeline L.P. / PAA Finance Corp. .......      3.85%          10/15/23              196,818
        50,000   Plains All American Pipeline L.P. / PAA Finance Corp. .......      4.65%          10/15/25               50,244
        35,000   Rockies Express Pipeline LLC (e) ............................      6.85%          07/15/18               35,175
       145,000   Rockies Express Pipeline LLC (e) ............................      6.00%          01/15/19              147,675
        45,000   Rockies Express Pipeline LLC (e) ............................      5.63%          04/15/20               46,449
       512,227   Ruby Pipeline LLC (e)........................................      6.00%          04/01/22              543,012
       100,000   Sabine Pass Liquefaction LLC ................................      5.63%          03/01/25              107,039
       200,000   Spectra Energy Partners L.P. ................................      4.60%          06/15/21              206,254
       250,000   Sunoco Logistics Partners Operations L.P. ...................      5.40%          10/01/47              235,698
                                                                                                                 ---------------
                                                                                                                       3,000,139
                                                                                                                 ---------------

                 REAL ESTATE INVESTMENT TRUSTS -- 2.6%
       150,000   Alexandria Real Estate Equities, Inc. .......................      2.75%          01/15/20              149,164
       250,000   Alexandria Real Estate Equities, Inc. .......................      4.30%          01/15/26              251,604
       300,000   American Campus Communities Operating Partnership L.P. ......      4.13%          07/01/24              301,182
       250,000   American Campus Communities Operating Partnership L.P. ......      3.63%          11/15/27              236,590
       500,000   American Tower Corp. ........................................      3.40%          02/15/19              502,309
       215,000   American Tower Corp. ........................................      3.00%          06/15/23              206,905
       175,000   Boston Properties L.P. ......................................      2.75%          10/01/26              158,266
       625,000   CC Holdings GS V LLC / Crown Castle GS III Corp. ............      3.85%          04/15/23              620,308
       125,000   Education Realty Operating Partnership L.P. .................      4.60%          12/01/24              126,016
       300,000   HCP, Inc. ...................................................      3.75%          02/01/19              301,084
       475,000   HCP, Inc. ...................................................      3.88%          08/15/24              467,477
       175,000   Healthcare Realty Trust, Inc. ...............................      3.75%          04/15/23              173,006
       200,000   Life Storage L.P. ...........................................      3.88%          12/15/27              191,333
        40,000   MGM Growth Properties Operating Partnership L.P. / MGP Finance
                    Co.-Issuer, Inc. .........................................      5.63%          05/01/24               40,600
        80,000   MGM Growth Properties Operating Partnership L.P. / MGP Finance
                    Co.-Issuer, Inc. .........................................      4.50%          01/15/28               72,200
       350,000   Piedmont Operating Partnership L.P. .........................      3.40%          06/01/23              339,051
       157,000   SBA Communications Corp. (e)  ...............................      4.00%          10/01/22              151,505
        22,000   SBA Communications Corp. ....................................      4.88%          09/01/24               20,598
       550,000   SL Green Realty Corp. .......................................      4.50%          12/01/22              560,434
       400,000   Ventas Realty L.P. ..........................................      3.85%          04/01/27              386,344
       200,000   Ventas Realty L.P. / Ventas Capital Corp. ...................      2.70%          04/01/20              198,232
       300,000   VEREIT Operating Partnership L.P. ...........................      3.00%          02/06/19              300,148
       650,000   WEA Finance LLC / Westfield UK & Europe Finance PLC (e)......      3.25%          10/05/20              649,797


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)

                 REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$       75,000   Welltower, Inc. .............................................      4.50%          01/15/24      $        76,576
       500,000   Welltower, Inc. .............................................      4.00%          06/01/25              491,863
                                                                                                                 ---------------
                                                                                                                       6,972,592
                                                                                                                 ---------------

                 RETAIL -- 0.4%
        35,000   Cumberland Farms, Inc. (e)...................................      6.75%          05/01/25               36,050
        25,000   KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America
                    LLC (e)...................................................      5.25%          06/01/26               24,500
       760,000   Walgreens Boots Alliance, Inc. ..............................      2.70%          11/18/19              759,271
       150,000   Walgreens Boots Alliance, Inc. ..............................      3.80%          11/18/24              149,500
                                                                                                                 ---------------
                                                                                                                         969,321
                                                                                                                 ---------------

                 SEMICONDUCTORS -- 0.3%
       750,000   Broadcom Corp. / Broadcom Cayman Finance Ltd. ...............      2.38%          01/15/20              741,843
                                                                                                                 ---------------

                 SOFTWARE -- 0.1%
        55,000   Change Healthcare Holdings LLC / Change Healthcare Finance,
                  Inc. (e)..................................................        5.75%          03/01/25               52,800
        22,000   First Data Corp. (e).........................................      5.00%          01/15/24               22,061
       200,000   IQVIA, Inc. (e)..............................................      5.00%          10/15/26              191,749
        11,000   MSCI, Inc. (e)...............................................      4.75%          08/01/26               10,780
        80,000   Oracle Corp. ................................................      3.25%          11/15/27               77,900
                                                                                                                 ---------------
                                                                                                                         355,290
                                                                                                                 ---------------

                 TELECOMMUNICATIONS -- 1.0%
       200,000   AT&T, Inc. (e)...............................................      4.30%          02/15/30              193,657
       250,000   AT&T, Inc. ..................................................      4.80%          06/15/44              234,461
       400,000   AT&T, Inc. ..................................................      4.35%          06/15/45              350,446
       500,000   AT&T, Inc. (e)...............................................      5.15%          11/15/46              488,404
        72,000   AT&T, Inc. ..................................................      4.50%          03/09/48               64,236
        65,000   Level 3 Financing, Inc. .....................................      5.38%          01/15/24               63,538
        25,000   Level 3 Financing, Inc. .....................................      5.25%          03/15/26               23,825
       112,000   Sprint Communications, Inc. (e)..............................      9.00%          11/15/18              114,850
       271,250   Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                    Spectrum Co. III LLC (e).................................       3.36%          09/20/21              269,894
       570,000   Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
                    Spectrum Co. III LLC (e)..................................      4.74%          03/20/25              567,891
       350,000   Verizon Communications, Inc. ................................      4.86%          08/21/46              339,837
                                                                                                                 ---------------
                                                                                                                       2,711,039
                                                                                                                 ---------------
                 TOTAL CORPORATE BONDS........................................................................        78,983,256
                                                                                                                 ---------------
                 (Cost $80,615,532)

U.S. GOVERNMENT BONDS AND NOTES -- 19.5%

     3,200,000   U.S. Treasury Bond ..........................................      3.00%          02/15/48            3,209,938
    17,530,000   U.S. Treasury Bond ..........................................      3.13%          05/15/48           18,012,417
       662,808   U.S. Treasury Inflation Indexed Bond (g) ....................      1.00%          02/15/48              680,705
    10,440,000   U.S. Treasury Note ..........................................      2.75%          02/15/28           10,368,021
     8,720,000   U.S. Treasury Note ..........................................      2.50%          05/31/20            8,735,670


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BONDS AND NOTES (CONTINUED)

$    7,475,000   U.S. Treasury Note ..........................................      2.75%          04/30/23      $     7,504,199
     4,015,000   U.S. Treasury Note ..........................................      2.75%          05/31/23            4,031,389
                                                                                                                 ---------------

                 TOTAL U.S. GOVERNMENT BONDS AND NOTES........................................................        52,542,339
                                                                                                                 ---------------
                 (Cost $51,701,373)


ASSET-BACKED SECURITIES -- 11.6%

                 Argent Securities, Inc.
       255,000        Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.49% (b).......      2.45%          10/25/35              255,755
                 Asset Backed Funding Certificates Trust
       203,089        Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.14% (b).....      2.10%          09/25/36              199,080
                 Barings CLO Ltd.
       400,000        Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (b) (e)...      3.16%          01/20/28              399,499
                 BlueMountain CLO Ltd.
       550,000        Series 2013-2A, Class A1R, 3 Mo. LIBOR + 1.18% (b) (e)..      3.54%          10/22/30              550,962
                 Brazos Higher Education Authority, Inc.
       270,000        Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (b)........      3.38%          11/25/33              276,519
       300,000        Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (b)........      3.36%          10/27/36              305,492
                 Carrington Mortgage Loan Trust
     1,470,000        Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.35% (b) ....      2.31%          02/25/36            1,447,200
                 Citigroup Mortgage Loan Trust
       112,907        Series 2006-HE1, Class M2, 1 Mo. LIBOR + 0.51% (b)......      2.47%          01/25/36              113,236
                 Dryden Senior Loan Fund
       282,000        Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (b) (e)      3.54%          08/15/30              282,429
                 EFS Volunteer No 3 LLC
       200,000        Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (b) (e)....      2.96%          04/25/33              201,521
                 First Franklin Mortgage Loan Trust
       323,248        Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.16% (b)....      2.12%          10/25/36              244,066
                 GE-WMC Mortgage Securities LLC
     1,500,000        Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (b)........      2.62%          10/25/35            1,495,085
                 GSAA Home Equity Trust
       322,365        Series 2005-11, Class 3A1, 1 Mo. LIBOR + 0.27% (b) .....      2.23%          10/25/35              321,311
                 JP Morgan Mortgage Acquisition Trust
       260,000        Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (b).....      2.23%          05/25/36              255,357
       899,873        Series 2006-CH2, Class AV4, 1 Mo. LIBOR + 0.14% (b).....      2.10%          10/25/36              900,016
       405,000        Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (b).....      2.24%          01/25/37              393,737
                 Lehman XS Trust
     1,300,000        Series 2006-1, Class 1M1, 1 Mo. LIBOR + 0.45% (b).......      2.41%          02/25/36            1,270,095
                 Long Beach Mortgage Loan Trust
     1,160,256        Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.22% (b)........      2.18%          02/25/36            1,130,117
                 Merrill Lynch First Franklin Mortgage Loan Trust
       450,711        Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (b).......      2.09%          06/25/37              349,870
                 Mid-State Trust
       247,373        Series 2003-11, Class A1................................      4.86%          07/15/38              257,279
                 Navient Student Loan Trust
       401,736        Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b)........      2.47%          06/25/31              400,887
       291,189        Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (b).........      2.58%          03/25/83              290,311
        93,688        Series 2014-5, Class A, 1 Mo. LIBOR + 0.62% (b).........      2.58%          03/25/83               93,439
       150,000        Series 2014-8, Class A3, 1 Mo. LIBOR + 0.60% (b)........      2.56%          05/27/49              150,631
       250,000        Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (b)........      2.56%          04/25/40              250,868


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

                 Navient Student Loan Trust (Continued)
$      300,000        Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (b) (e)...      3.01%          07/26/66      $       307,901
                 Octagon Investment Partners XXI Ltd.
       550,000        Series 2014-1A, Class A1AR, 3 Mo. LIBOR + 1.35% (b) (e)       3.71%          11/14/26              550,524
                 Residential Asset Mortgage Products, Inc.
       340,000        Series 2006-RZ1, Class M2, 1 Mo. LIBOR + 0.42% (b)......      2.38%          03/25/36              339,930
                 Residential Asset Securities Corp.
       260,000        Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (b).....      2.24%          04/25/36              249,513
     1,445,000        Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)......      2.29%          04/25/36            1,426,543
       144,579        Series 2006-KS4, Class A4, 1 Mo. LIBOR + 0.24% (b)......      2.20%          06/25/36              144,529
                 Saxon Asset Securities Trust
       868,924        Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (b).......      2.20%          05/25/47              718,633
                 Securitized Asset Backed Receivables LLC Trust
       260,000        Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.39% (b)......      2.35%          10/25/35              261,510
                 SLC Student Loan Trust
       400,000        Series 2005-2, Class A4, 3 Mo. LIBOR + 0.16% (b)........      2.28%          12/15/39              384,356
     1,770,000        Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (b)........      2.28%          03/15/55            1,708,259
       130,000        Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (b)........      2.28%          09/15/39              126,699
                 SLM Student Loan Trust
       309,229        Series 2003-10A, Class A3, 3 Mo. LIBOR + 0.47% (b) (e)..      2.59%          12/15/27              311,265
       250,000        Series 2005-5, Class A5, 3 Mo. LIBOR + 0.75% (b)........      3.11%          10/25/40              250,562
       700,000        Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (b).......      2.96%          01/25/41              706,470
       250,000        Series 2006-2, Class A6, 3 Mo. LIBOR + 0.17% (b)........      2.53%          01/25/41              244,634
       600,000        Series 2006-8, Class A6, 3 Mo. LIBOR + 0.16% (b)........      2.52%          01/25/41              584,455
       175,351        Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (b)........      2.74%          10/25/24              175,641
        80,000        Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (b).........      3.11%          10/27/70               75,895
     1,001,680        Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (b)........      3.01%          01/25/22              997,989
       838,049        Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (b)........      3.11%          04/25/23              835,728
       130,000        Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b).........      3.56%          01/25/83              127,511
       700,000        Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b).........      3.56%          04/26/83              688,176
       356,662        Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (b)........      3.46%          07/25/23              359,945
       320,000        Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (b).........      4.21%          07/26/83              329,232
       345,000        Series 2011-1, Class A2, 1 Mo. LIBOR + 1.15% (b)........      3.11%          10/25/34              353,330
     1,003,581        Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (b).........      2.66%          01/25/29            1,003,042
     1,015,596        Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (b).........      2.61%          12/27/38            1,022,655
       389,532        Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (b)........      2.71%          05/26/26              389,851
       120,286        Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (b)........      2.61%          05/26/26              119,486
       555,000        Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (b).........      3.76%          09/25/43              556,455
       191,054        Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (b).........      2.41%          09/25/43              191,852
                 Soundview Home Loan Trust
       204,022        Series 2006-2, Class M1, 1 Mo. LIBOR + 0.33% (b)........      2.29%          03/25/36              204,454
                 Structured Asset Investment Loan Trust
       555,275        Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (b)........      2.76%          07/25/34              555,503
       492,789        Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (b)........      2.69%          03/25/35              494,786
                 Towd Point Mortgage Trust
       832,095        Series 2015-2, Class 1A13 (e)...........................      2.50%          11/25/60              818,345
                 Voya CLO Ltd.
       435,000        Series 2014-3A, Class A1R, 3 Mo. LIBOR + 0.72% (b) (e)..      3.08%          07/25/26              434,826


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

                 Wachovia Student Loan Trust
$    1,230,000        Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (b) (e)....      2.53%          04/25/40      $     1,203,928
                 Wells Fargo Home Equity Trust
        47,246        Series 2005-2, Class M4, 1 Mo. LIBOR + 0.81% (b)........      2.77%          04/25/35               47,441
                                                                                                                 ---------------
                 TOTAL ASSET-BACKED SECURITIES................................................................        31,136,616
                                                                                                                 ---------------
                 (Cost $30,912,756)

MORTGAGE-BACKED SECURITIES -- 7.6%
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.0%
                 Banc of America Funding Trust
       715,000        Series 2014-R6, Class 2A13 (a) (e)......................      2.03%          07/26/36              691,617
                 Bear Stearns ALT-A Trust
       126,171        Series 2004-6, Class 1A, 1 Mo. LIBOR + 0.64% (b)........      2.60%          07/25/34              126,061
                 Bear Stearns Mortgage Funding Trust
       250,482        Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (b).....      2.17%          07/25/36              233,374
       385,262        Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (b)....      2.12%          06/25/47              360,261
                 Credit Suisse Mortgage Trust
     1,008,131        Series 2010-7R, Class 1A12 (e)..........................      4.00%          01/26/37            1,001,781
       850,000        Series 2010-8R, Class 4A5 (a) (e).......................      3.77%          12/26/35              847,517
     1,050,000        Series 2010-8R, Class 10A5 (a) (e)......................      3.72%          04/26/47            1,037,656
       166,953        Series 2011-5R, Class 2A1 (a) (e).......................      3.52%          08/27/46              168,707
       857,866        Series 2014-2R, Class 19A1 (a) (e)......................      3.00%          05/27/36              851,937
       661,950        Series 2015-8R, Class 3A1, 6 Mo. LIBOR + 1.50% (b) (e)..      3.95%          11/25/37              662,029
                 Deephaven Residential Mortgage Trust
       613,038        Series 2017-1A, Class A1 (a) (e)........................      2.73%          12/26/46              610,568
                 GMACM Mortgage Loan Trust
     1,257,201        Series 2006-AR1, Class 1A1 (a) .........................      3.88%          04/19/36            1,193,434
                 GreenPoint Mortgage Funding Trust
       233,836        Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.29% (b).....      2.25%          02/25/36              226,280
                 HarborView Mortgage Loan Trust
       781,731        Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.31% (b).....      2.26%          11/19/35              738,032
                 Impac CMB Trust
       496,644        Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (b).......      2.48%          04/25/35              494,517
                 Impac Secured Assets Corp.
        95,028        Series 2004-3, Class 1A4, 1 Mo. LIBOR + 0.80% (b).......      2.76%          11/25/34               95,054
                 Lehman XS Trust
       465,876        Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (b).....      2.15%          11/25/46              455,387
                 Morgan Stanley Mortgage Loan Trust
       392,479        Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (b).....      2.93%          07/25/34              393,744
       149,281        Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (b).......      2.22%          04/25/35              148,348
                 Morgan Stanley Resecuritization Trust
       440,265        Series 2015-R2, Class 1A1, 12 Mo. Treasury Average + 0.71%
                         (b) (e)..............................................      2.09%          12/27/46              436,030
                 MortgageIT Trust
       199,031        Series 2005-5, Class A1, 1 Mo. LIBOR + 0.26% (b)........      2.22%          12/25/35              198,287
                 Opteum Mortgage Acceptance Corp. Trust
       710,548        Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.21% (b)......      2.17%          04/25/36              672,042


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                 Structured Adjustable Rate Mortgage Loan Trust
$      101,068        Series 2004-12, Class 3A1 (a) ..........................      3.70%          09/25/34      $       101,170
                 WaMu Mortgage Pass-Through Certificates Trust
       198,773        Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (b)....      2.64%          01/25/45              197,920
       355,016        Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)...      2.22%          11/25/45              351,940
       475,322        Series 2006-AR3, Class A1A, 12 Mo. Treasury Average +
                         1.00% (b)............................................      2.56%          02/25/46              475,336
       729,956        Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average +
                         0.94% (b)............................................      2.32%          05/25/46              728,599
                                                                                                                 ---------------
                                                                                                                      13,497,628
                                                                                                                 ---------------
                 COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 2.6%
                 225 Liberty Street Trust
       275,000        Series 2016-225L, Class A (e)...........................      3.60%          02/10/36              275,228
                 Banc of America Merrill Lynch Large Loan Commercial
                         Mortgage Securities Trust
        50,000        Series 2012-PARK, Class A (e)...........................      2.96%          12/10/30               49,477
       285,000        Series 2015-200P, Class A (e)...........................      3.22%          04/14/33              280,344
                 Barclays Commercial Mortgage Securities Trust
       125,000        Series 2013-TYSN, Class A2 (e)..........................      3.76%          09/05/32              126,852
                 CGRBS Commercial Mortgage Trust
       280,000        Series 2013-VN05, Class A (e)...........................      3.37%          03/13/35              281,345
                 COMM Mortgage Trust
       225,000        Series 2012-CR5, Class A3...............................      2.54%          12/10/45              219,095
       315,000        Series 2012-CR5, Class A4...............................      2.77%          12/10/45              308,934
                 GRACE Mortgage Trust
        50,000        Series 2014-GRCE, Class A (e)...........................      3.37%          06/10/28               50,433
                 GS Mortgage Securities Corp. Trust
       285,000        Series 2012-SHOP, Class A (e)...........................      2.93%          06/05/31              285,478
                 Irvine Core Office Trust
       235,000        Series 2013-IRV, Class A2 (a) (e).......................      3.17%          05/15/48              233,732
                 JPMorgan Chase Commercial Mortgage Securities Trust
       149,303        Series 2011-C4, Class A3 (e)............................      4.11%          07/15/46              149,134
       294,263        Series 2012-HSBC, Class A (e)...........................      3.09%          07/05/32              293,496
     1,088,089        Series 2014-C24, Class A2...............................      2.94%          11/15/47            1,089,525
     1,200,000        Series 2014-C26, Class A2...............................      3.02%          01/15/48            1,202,307
                 Morgan Stanley Capital I Trust
        50,000        Series 2014-MP, Class A (e).............................      3.47%          08/11/33               50,160
                 OBP Depositor LLC Trust
       245,000        Series 2010-OBP, Class A (e)............................      4.65%          07/15/45              252,136
                 RBS Commercial Funding, Inc. Trust
        50,000        Series 2013-GSP, Class A (a) (e)........................      3.83%          01/13/32               50,803
                 SFAVE Commercial Mortgage Securities Trust
       150,000        Series 2015-5AVE, Class A1 (a) (e)......................      3.87%          01/05/43              143,479
                 UBS-Barclays Commercial Mortgage Trust
       249,678        Series 2013-C6, Class A3................................      2.97%          04/10/46              246,390


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                 COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
                 Wells Fargo Commercial Mortgage Trust
$      170,000        Series 2013-120B, Class A (c) (e).......................      2.71%          03/18/28      $       168,700
                 WFRBS Commercial Mortgage Trust
       757,281        Series 2011-C5, Class A3................................      3.53%          11/15/44              763,624
       510,000        Series 2013-C17, Class A2...............................      2.92%          12/15/46              509,914
                                                                                                                 ---------------
                                                                                                                       7,030,586
                                                                                                                 ---------------
                 TOTAL MORTGAGE-BACKED SECURITIES.............................................................        20,528,214
                 (Cost $20,580,878)                                                                              ---------------

  PRINCIPAL
    VALUE
    (LOCAL                                                                          STATED          STATED            VALUE
  CURRENCY)                               DESCRIPTION                               COUPON         MATURITY       (U.S. DOLLAR)
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 3.5%

                 AGRICULTURE -- 0.2%
       600,000   BAT International Finance PLC (USD) (e)......................      1.85%          06/15/18              599,862
                                                                                                                 ---------------
                 AIRLINES -- 0.3%
       750,000   Air Canada Pass-Through Trust, Series 2017-1, Class AA (USD)
                   (e)........................................................      3.30%          01/15/30              713,454
                                                                                                                 ---------------
                 BANKS -- 0.7%
       450,000   Lloyds Banking Group PLC (USD) (f)...........................      2.91%          11/07/23              430,612
       225,000   Macquarie Bank Ltd. (USD) (e)................................      2.35%          01/15/19              224,455
       500,000   Santander UK Group Holdings PLC (USD) (f)....................      3.37%          01/05/24              486,116
       300,000   Santander UK PLC (USD).......................................      2.50%          03/14/19              299,615
       375,000   UBS AG (USD), 3 Mo. LIBOR + 0.32% (b) (e)....................      2.64%          05/28/19              375,526
                                                                                                                 ---------------
                                                                                                                       1,816,324
                                                                                                                 ---------------
                 BEVERAGES -- 0.1%
       250,000   Suntory Holdings Ltd. (USD) (e)..............................      2.55%          09/29/19              248,510
                                                                                                                 ---------------
                 COMMERCIAL SERVICES -- 0.0%
        17,000   IHS Markit Ltd. (USD) (e)....................................      5.00%          11/01/22               17,409
       135,000   IHS Markit Ltd. (USD) (e)....................................      4.00%          03/01/26              129,195
                                                                                                                 ---------------
                                                                                                                         146,604
                                                                                                                 ---------------
                 DIVERSIFIED FINANCIAL SERVICES -- 0.5%
       375,000   AerCap Ireland Capital DAC / AerCap Global Aviation
                    Trust (USD) ..............................................      4.50%          05/15/21              384,036
       450,000   Fondo MIVIVIENDA S.A., Series REGS (USD) ....................      3.50%          01/31/23              437,175
       600,000   GE Capital International Funding Co. Unlimited Co. (USD) ....      2.34%          11/15/20              587,788
        70,000   GE Capital International Funding Co. Unlimited Co. (USD).....      4.42%          11/15/35               67,574
                                                                                                                 ---------------
                                                                                                                       1,476,573
                                                                                                                 ---------------
                 FOOD -- 0.3%
       725,000   Mondelez International Holdings Netherlands B.V. (USD) (e)...      1.63%          10/28/19              713,708
                                                                                                                 ---------------
                 HOUSEHOLD PRODUCTS/WARES -- 0.1%
       200,000   Reckitt Benckiser Treasury Services PLC (USD) (e)............      2.75%          06/26/24              189,873
                                                                                                                 ---------------


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                          STATED          STATED            VALUE
  CURRENCY)                               DESCRIPTION                               COUPON         MATURITY       (U.S. DOLLAR)
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS (CONTINUED)

                 MEDIA -- 0.1%
       200,000   Virgin Media Secured Finance PLC (USD) (e)...................      5.50%          08/15/26      $       190,250
                                                                                                                 ---------------
                 MISCELLANEOUS MANUFACTURING -- 0.3%
       750,000   Siemens Financieringsmaatschappij N.V. (USD) (e).............      1.30%          09/13/19              737,269
                                                                                                                 ---------------
                 OIL & GAS SERVICES -- 0.0%
        22,500   Transocean Proteus Ltd. (USD) (e)............................      6.25%          12/01/24               22,922
                                                                                                                 ---------------
                 OIL & GAS -- 0.1%
        20,000   Canadian Natural Resources Ltd. (USD) .......................      3.85%          06/01/27               19,678
       250,000   Petroleos Mexicanos (USD) ...................................      4.50%          01/23/26              233,500
                                                                                                                 ---------------
                                                                                                                         253,178
                                                                                                                 ---------------
                 PACKAGING & CONTAINERS -- 0.1%
       175,000   OI European Group B.V. (USD) (e).............................      4.00%          03/15/23              164,938
                                                                                                                 ---------------
                 PHARMACEUTICALS -- 0.5%
       300,000   Allergan Funding SCS (USD) ..................................      3.80%          03/15/25              292,313
       100,000   AstraZeneca PLC (USD) .......................................      3.13%          06/12/27               95,263
       400,000   Shire Acquisitions Investments Ireland DAC (USD) ............      1.90%          09/23/19              394,531
       250,000   Teva Pharmaceutical Finance Netherlands III B.V. (USD) ......      1.70%          07/19/19              244,350
        60,000   Valeant Pharmaceuticals International, Inc. (USD) (e)........      5.88%          05/15/23               56,925
        50,000   Valeant Pharmaceuticals International, Inc. (USD) (e)........      6.13%          04/15/25               46,438
       190,000   Valeant Pharmaceuticals International, Inc. (USD) (e)........      5.50%          11/01/25              187,150
                                                                                                                 ---------------
                                                                                                                       1,316,970
                                                                                                                 ---------------
                 RETAIL -- 0.1%
       165,000   1011778 BC ULC / New Red Finance, Inc. (USD) (e).............      4.25%          05/15/24              156,750
       100,000   Alimentation Couche-Tard, Inc. (USD) (e).....................      3.55%          07/26/27               94,890
                                                                                                                 ---------------
                                                                                                                         251,640
                                                                                                                 ---------------
                 TELECOMMUNICATIONS -- 0.1%
       170,000   Intelsat Jackson Holdings S.A. (USD).........................      5.50%          08/01/23              149,069
       265,000   Vodafone Group PLC (USD).....................................      4.38%          05/30/28              264,929
                                                                                                                 ---------------
                                                                                                                         413,998
                                                                                                                 ---------------
                 TOTAL FOREIGN CORPORATE BONDS................................................................         9,256,073
                 (Cost $9,415,540)                                                                               ---------------

FOREIGN SOVEREIGN BONDS -- 2.3%

                 BRAZIL -- 0.1%
       250,000   Brazilian Government International Bond (USD)................      4.25%          01/07/25              239,563
                                                                                                                 ---------------
                 CHILE -- 0.1%
       300,000   Chile Government International Bond (USD)....................      2.25%          10/30/22              287,936
                                                                                                                 ---------------
                 COLOMBIA -- 0.1%
       200,000   Colombia Government International Bond (USD).................      2.63%          03/15/23              188,875
                                                                                                                 ---------------
                 CROATIA -- 0.1%
       200,000   Croatia Government International Bond (USD) (e)..............      6.00%          01/26/24              214,625
                                                                                                                 ---------------


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL
    VALUE
    (LOCAL                                                                          STATED          STATED            VALUE
  CURRENCY)                               DESCRIPTION                               COUPON         MATURITY       (U.S. DOLLAR)
--------------------------------------------------------------------------------------------------------------------------------
FOREIGN SOVEREIGN BONDS (CONTINUED)

                 DOMINICAN REPUBLIC -- 0.1%
       200,000   Dominican Republic International Bond, Series REGS (USD).....      6.60%          01/28/24      $       211,698
                                                                                                                 ---------------
                 HUNGARY -- 0.1%
       200,000   Hungary Government International Bond (USD)..................      5.75%          11/22/23              216,950
                                                                                                                 ---------------
                 INDONESIA -- 0.2%
       450,000   Indonesia Government International Bond, Medium-Term Note,
                    Series REGS (USD).........................................      4.75%          01/08/26              461,753
                                                                                                                 ---------------
                 JAPAN -- 1.0%
   300,000,000   Japan Treasury Discount Bill, Series 748 (JPY)...............       (h)           07/02/18            2,757,975
                                                                                                                 ---------------
                 KAZAKHSTAN -- 0.1%
       400,000   Kazakhstan Government International Bond (USD) (e)...........      5.13%          07/21/25              427,239
                                                                                                                 ---------------
                 PANAMA -- 0.1%
       200,000   Panama Government International Bond (USD)...................      4.00%          09/22/24              202,500
                                                                                                                 ---------------
                 PARAGUAY -- 0.1%
       200,000   Paraguay Government International Bond, Series REGS (USD)....      4.63%          01/25/23              202,250
                                                                                                                 ---------------
                 RUSSIA -- 0.1%
       200,000   Russian Foreign Bond - Eurobond, Series REGS (USD)...........      4.88%          09/16/23              208,259
                                                                                                                 ---------------
                 SOUTH AFRICA -- 0.1%
       200,000   Republic of South Africa Government International Bond (USD)       4.67%          01/17/24              199,150
                                                                                                                 ---------------
                 TURKEY -- 0.0%
       200,000   Turkey Government International Bond (USD)...................      3.25%          03/23/23              179,802
                                                                                                                 ---------------
                 URUGUAY -- 0.0%
       100,000   Uruguay Government International Bond (USD)..................      4.38%          10/27/27              102,063
                                                                                                                 ---------------
                 TOTAL FOREIGN SOVEREIGN BONDS................................................................         6,100,638
                 (Cost $6,284,973)                                                                               ---------------

  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 1.2%

                 CALIFORNIA -- 0.4%
$      300,000   CA St Build America Bonds ...................................      7.95%          03/01/36              325,515
       130,000   Met Wtr Dist of Sthrn CA Build America Bonds ................      6.54%          07/01/39              135,246
       500,000   San Jose Redevelopment Agency Successor Agency ..............      3.23%          08/01/27              488,390
       225,000   Univ of CA Rev TXBL Gen Ref, Ser AJ .........................      4.60%          05/15/31              242,224
                                                                                                                 ---------------
                                                                                                                       1,191,375
                                                                                                                 ---------------
                 FLORIDA -- 0.0%
       125,000   FL St Turnpike Auth Build America Bonds .....................      6.80%          07/01/39              130,444
                                                                                                                 ---------------
                 NEW JERSEY -- 0.2%
       500,000   New Jersey St Turnpike Authority Revenue ....................      3.73%          01/01/36              490,349
                                                                                                                 ---------------


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


  PRINCIPAL                                                                         STATED          STATED
    VALUE                                 DESCRIPTION                               COUPON         MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)

                 NEW YORK -- 0.4%
$      200,000   City of New York NY .........................................      3.05%          10/01/29      $       189,636
       400,000   New York City NY Transitional Fin Auth Rev Qualified Sch
                    Constr, Ser BD G-3 .......................................      5.27%          05/01/27              451,012
       300,000   NY St Dorm Auth Personal Income Tax Rev Build America Bonds,
                    Ser A ....................................................      5.50%          03/15/30              343,596
                                                                                                                 ---------------
                                                                                                                         984,244
                                                                                                                 ---------------
                 OREGON -- 0.2%
       453,433   Oregon St Taxable-Pension ...................................      5.76%          06/01/23              487,010
                                                                                                                 ---------------
                 TOTAL MUNICIPAL BONDS........................................................................         3,283,422
                 (Cost $3,357,251)                                                                               ---------------

   PRINCIPAL                                                                                          STATED
     VALUE                                 DESCRIPTION                              RATE (i)       MATURITY (j)        VALUE
--------------------------------------------------------------------------------------------------------------------------------
SENIOR FLOATING-RATE LOAN INTERESTS -- 0.1%

                 OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.1%
       175,000   First Data Corp., Term Loan, 3 Mo. LIBOR + 2.25% ............      3.97%          04/26/24              174,876
                                                                                                                 ---------------
                 REAL ESTATE INVESTMENT TRUSTS -- 0.0%
       150,000   Ventas Realty L.P., Term Loan A, 3 Mo. LIBOR + 0.975% .......      2.88%          08/03/20              148,500
                                                                                                                 ---------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS....................................................           323,376
                 (Cost $325,229)                                                                                 ---------------

   PRINCIPAL                                                                          STATED          STATED
     VALUE                                 DESCRIPTION                                COUPON         MATURITY          VALUE
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL PREFERRED SECURITIES -- 0.1%

                 ELECTRIC -- 0.1%
       300,000   Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (b).......      5.41%          10/01/42              294,375
                                                                                                                 ---------------
                 TOTAL CAPITAL PREFERRED SECURITIES...........................................................           294,375
                 (Cost $290,250)                                                                                 ---------------


U.S. TREASURY BILLS -- 0.4%

       220,000   U.S. Treasury Bill (k).......................................       (h)           06/14/18              219,875
       924,000   U.S. Treasury Bill ..........................................       (h)           10/25/18              916,646
                                                                                                                 ---------------

                 TOTAL U.S. TREASURY BILLS....................................................................         1,136,521
                 (Cost $1,136,445)                                                                               ---------------


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


    SHARES                                                DESCRIPTION                                                 VALUE
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.3%
       898,900   JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 1.61% (l).....         898,900
                 (Cost $898,900)                                                                                 ---------------

                 TOTAL INVESTMENTS -- 106.0%....................................................................     285,581,143
                 (Cost $287,449,703) (m)
                 NET OTHER ASSETS AND LIABILITIES -- (6.0)%.....................................................     (16,117,432)
                                                                                                                 ---------------
                 NET ASSETS -- 100.0%........................................................................... $   269,463,711
                                                                                                                 ===============



FORWARD FOREIGN CURRENCY CONTRACTS AT MAY 31, 2018 (see Note 2D - Forward Foreign Currency Contracts in the Notes to Portfolio of Investments):

                                         FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                      PURCHASE VALUE       SALE VALUE          UNREALIZED
SETTLEMENT                          AMOUNT                                AS OF              AS OF            APPRECIATION
DATE             COUNTERPARTY      PURCHASED       AMOUNT SOLD          5/31/2018          5/31/2018         (DEPRECIATION)
------------   ---------------   ------------     -----------------   ---------------   ----------------   ------------------
07/02/18          BOFA            USD 2,812,597   JPY 300,000,000       $ 2,812,597        $ 2,764,152        $     48,445
                                                                                                              ------------
Net Unrealized Appreciation (Depreciation) .............................................................      $     48,445
                                                                                                              ============

Counterparty Abbreviations:
BOFA     Bank of America, N.A.

FUTURES CONTRACTS AT MAY 31, 2018 (see Note 2C - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                      UNREALIZED
                                                                                                     APPRECIATION
                                            NUMBER OF      EXPIRATION                               (DEPRECIATION)/
      FUTURES CONTRACTS         POSITION    CONTRACTS         DATE           NOTIONAL VALUE              VALUE
--------------------------      --------    ----------    -------------    --------------------      ----------------
U.S. 2-Year Treasury Notes        Long          56         Sep-2018            $ 11,885,125          $     32,702
U.S. 5-Year Treasury Notes        Long         324         Sep-2018              36,900,562               292,119
                                                                               ------------          ------------
                                                                               $ 48,785,687          $    324,821
                                                                               ============          ============


(a) Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.

(b)   Floating or variable rate security.

(c) Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.

(d) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2F - Mortgage Dollar Rolls and TBA Transactions in the Notes to Portfolio of Investments).

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by TCW Investment Management Company LLC (the "Sub-Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2018, securities noted as such amounted to $34,323,415 or 12.7% of net assets.

(f) Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.

(g) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(h)   Zero coupon security.

(i) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

(j) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(k) All or a portion of this security is segregated as collateral for open futures contracts.

(l)   Rate shown reflects yield as of May 31, 2018.

(m) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of May 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,847,139 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,342,433. The net unrealized depreciation was $1,495,294. The amounts presented are inclusive of derivative contracts.

TBA - To-Be-Announced Security

Currency Abbreviations:
JPY      Japanese Yen
USD      United States Dollar


                     See Notes to Portfolio of Investments


FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


----------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of May 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                            LEVEL 2             LEVEL 3
                                                    TOTAL               LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                  VALUE AT              QUOTED            OBSERVABLE         UNOBSERVABLE
                                                  5/31/2018             PRICES              INPUTS              INPUTS
                                              ------------------   ------------------  ------------------  ------------------
U.S. Government Agency Mortgage-Backed        $  81,097,413        $          --       $  81,097,413       $           --
    Securities.............................
Corporate Bonds*...........................      78,983,256                   --          78,983,256                   --
U.S. Government Bonds and Notes............      52,542,339                   --          52,542,339                   --
Asset-Backed Securities....................      31,136,616                   --          31,136,616                   --
Mortgage-Backed Securities.................      20,528,214                   --          20,528,214                   --
Foreign Corporate Bonds*...................       9,256,073                   --           9,256,073                   --
Foreign Sovereign Bonds**..................       6,100,638                   --           6,100,638                   --
Municipal Bonds***.........................       3,283,422                   --           3,283,422                   --
Senior Floating-Rate Loan Interests*.......         323,376                   --             323,376                   --
Capital Preferred Securities*..............         294,375                   --             294,375                   --
U.S. Treasury Bills........................       1,136,521                   --           1,136,521                   --
Money Market Funds.........................         898,900              898,900                  --                   --
                                              ------------------   ------------------  ------------------  ------------------
Total Investments..........................     285,581,143              898,900         284,682,243                   --

Forward Foreign Currency Contracts ........          48,445                   --              48,445                   --

Futures Contracts..........................         324,821              324,821                  --                   --
                                              ------------------   ------------------  ------------------  ------------------
Total......................................   $ 285,954,409        $   1,223,721       $ 284,730,688       $           --
                                              ==================   ==================  ==================  ==================

*      See Portfolio of Investments for industry breakout.
**     See Portfolio of Investments for country breakout.
***    See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at May 31, 2018.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2018 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the First Trust TCW Opportunistic Fixed Income ETF (the "Fund"), which trades under the ticker "FIXD" on The Nasdaq Stock Market LLC ("Nasdaq").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

            1) benchmark yields;
            2) reported trades;
            3) broker/dealer quotes;
            4) issuer spreads;
            5) benchmark securities;
            6) bids and offers; and
            7) reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.


----------
(1) The term "security" and "securities" used throughout the Notes to Portfolio of Investments include Senior Loans.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)


      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

            1) the credit conditions in the relevant market and changes thereto;
            2) the liquidity conditions in the relevant market and changes thereto;
            3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
            4) issuer-specific conditions (such as significant credit
               deterioration); and
            5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

       1) the fundamental business data relating to the issuer;
       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
       3) the type, size and cost of a security;
       4) the financial statements of the issuer;
       5) the credit quality and cash flow of the issuer, based on TCW Investment Management Company LLC's ("TCW" or the "Sub-Advisor") or external analysis;
       6) the information as to any transactions in or offers for the security;
       7) the price and extent of public trading in similar securities of the issuer, or comparable companies;
       8) the coupon payments;
       9) the quality, value and salability of collateral, if any, securing the security;
      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);
      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);
      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
      13) other relevant factors.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2018 (UNAUDITED)

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of May 31, 2018, is included with the Fund's Portfolio of Investments.


B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 20108 (UNAUDITED)

D. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

E. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

F. MORTGAGE DOLLAR ROLLS AND TO-BE-ANNOUNCED TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's Sub-Advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in to-be-announced transactions ("TBA Transactions"). A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

                           3. DERIVATIVE TRANSACTIONS

For the fiscal year-to-date period (September 1, 2017 through May 31, 2018), the notional value of forward foreign currency contracts opened and closed were $9,055,566 and $7,055,878, respectively.

For the fiscal year-to-date period (September 1, 2017 through May 31, 2018), the notional value of futures contracts opened and closed were $142,946,157 and $97,728,445, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VIII
             ------------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: July 30, 2018
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: July 30, 2018
      ----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: July 30, 2018
      ----------------

* Print the name and title of each signing officer under his or her signature.